May 1, 2025
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Individual Flexible Premium And Single Premium Variable Deferred Annuity
Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for flexible premium variable annuity Contracts dated May 1, 2025. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.
May 1, 2025

General Information and History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 9, 1965. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts. The amount of the commissions was $8,604,755, $7,319,821 and $7,100,627 at December 31, 2023, 2022 and 2021.
Non-Principal Risks
There are no non-principal risks at this time.
Separate Account Pricing Agreement
Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania; Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records. For these services HMLIC paid State Street $404,905.84, $420,190.38, and $424,409.00 in 2022, 2023 and 2024.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2024, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the related statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2024 and 2023, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes and schedules I, III, and IV, included herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon included herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 191 West Nationwide Blvd., Columbus, Ohio 43215.
The audit report covering the December 31, 2024 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.
2

Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2024, the related statement of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2024, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the Separate Account's auditor since 1989.
Columbus, Ohio
April 3, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix
Statements of net assets as of December 31, 2024, the related statements of operations for the year then ended, and the statements of contract owner’s equity for each of the years in the two -year period then ended.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DFA VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS

PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
ASSETS
Investments at market value	$234,477	$36,958,287	$4,736,245	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
TOTAL ASSETS	$234,477	$36,958,287	$4,736,245	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
NET ASSETS
Active Contracts	$234,477	$36,760,449	$4,736,245	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
Payout Contracts	$–	$197,838	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$234,477	$36,958,287	$4,736,245	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
INVESTMENTS
Cost of investments	$244,634	$39,506,933	$5,034,572	$49,924,774	$5,110,564	$10,678,765	$993,226	$15,244,411
Unrealized appreciation (depreciation) on investments	$(10,157)	$(2,548,646)	$(298,327)	$16,289,142	$(243,273)	$242,838	$(55,537)	$980,515
Number of shares in underlying mutual funds	11,494	1,529,097	493,873	541,052	477,654	854,586	35,159	621,645
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	39,090	–	21,893	–	95,100	–	42,102
M&E Rate .0125	5,117	488,442	398,815	171,978	247,177	471,846	28,557	403,392
M&E Rate .0145	–	533	–	466	–	2,217	–	1,692
M&E Rate .0155	–	1,807	–	551	–	282	–	1,521
M&E Rate .0165	–	2,991	–	1,657	–	1,434	–	2,365
Retired Payout	–	8,185	–	–	–	–	–	–
Total Units	5,117	541,048	398,815	196,545	247,177	570,879	28,557	451,073
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$72.84	$–	$346.95	$–	$19.65	$–	$37.06
M&E Rate .0125	$45.82	$68.72	$11.88	$335.82	$19.69	$19.03	$32.84	$35.87
M&E Rate .0145	$–	$67.00	$–	$327.94	$–	$18.43	$–	$35.35
M&E Rate .0155	$–	$65.76	$–	$324.35	$–	$18.05	$–	$34.61
M&E Rate .0165	$–	$64.64	$–	$321.31	$–	$18.19	$–	$34.30
Retired Payout	$–	$24.17	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
ASSETS
Investments at market value	$4,874,954	$34,511,565	$1,853,437	$1,968,744	$153,288,008	$290,314,394	$15,294,022	$2,164,370
TOTAL ASSETS	$4,874,954	$34,511,565	$1,853,437	$1,968,744	$153,288,008	$290,314,394	$15,294,022	$2,164,370
NET ASSETS
Active Contracts	$4,874,954	$34,511,565	$1,853,437	$1,968,744	$153,148,061	$290,314,394	$15,294,022	$2,164,370
Payout Contracts	$–	$–	$–	$–	$139,947	$–	$–	$–
TOTAL NET ASSETS	$4,874,954	$34,511,565	$1,853,437	$1,968,744	$153,288,008	$290,314,394	$15,294,022	$2,164,370
INVESTMENTS
Cost of investments	$4,247,206	$28,383,762	$1,904,812	$1,981,388	$134,283,433	$245,112,061	$13,624,193	$2,485,624
Unrealized appreciation (depreciation) on investments	$627,749	$6,127,802	$(51,375)	$(12,643)	$19,004,575	$45,202,333	$1,669,829	$(321,255)
Number of shares in underlying mutual funds	289,143	2,112,091	268,225	285,325	7,905,519	2,270,032	5,581,760	78,164
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	148,198	–	35,177	138,669	49,427	–	6,597
M&E Rate .0125	168,460	842,406	193,077	172,333	2,850,862	1,221,192	4,332,605	49,070
M&E Rate .0145	–	2,242	–	78	5,306	1,935	–	32
M&E Rate .0155	–	2,118	–	22	3,364	1,983	–	1,111
M&E Rate .0165	–	7,567	–	448	4,699	3,326	–	2,065
Retired Payout	–	–	–	–	7,217	–	–	–
Total Units	168,460	1,002,530	193,077	208,057	3,010,117	1,277,863	4,332,605	58,875
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$35.40	$–	$9.70	$53.35	$237.74	$–	$37.39
M&E Rate .0125	$28.94	$34.27	$9.65	$9.48	$50.90	$226.81	$3.53	$36.72
M&E Rate .0145	$–	$33.40	$–	$9.20	$48.93	$224.62	$–	$36.61
M&E Rate .0155	$–	$33.02	$–	$9.03	$48.24	$219.09	$–	$36.11
M&E Rate .0165	$–	$32.80	$–	$8.98	$47.47	$213.74	$–	$36.18
Retired Payout	$–	$–	$–	$–	$19.39	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
ASSETS
Investments at market value	$933,565	$1,656,211	$964,369	$1,155,396	$14,364,087	$1,939,609	$1,685,207	$33,733,851
TOTAL ASSETS	$933,565	$1,656,211	$964,369	$1,155,396	$14,364,087	$1,939,609	$1,685,207	$33,733,851
NET ASSETS
Active Contracts	$933,565	$1,656,211	$964,369	$1,155,396	$14,364,087	$1,939,609	$1,685,207	$33,733,851
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$933,565	$1,656,211	$964,369	$1,155,396	$14,364,087	$1,939,609	$1,685,207	$33,733,851
INVESTMENTS
Cost of investments	$875,521	$1,790,382	$1,081,533	$1,111,714	$14,035,452	$1,882,228	$1,658,994	$30,027,436
Unrealized appreciation (depreciation) on investments	$58,045	$(134,171)	$(117,164)	$43,682	$328,635	$57,381	$26,213	$3,706,416
Number of shares in underlying mutual funds	41,363	145,409	75,935	72,167	906,252	118,341	60,402	1,222,241
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	15,647	–	–	66,350	–	–	57,208
M&E Rate .0125	25,966	74,667	50,856	56,335	599,120	90,555	47,063	837,138
M&E Rate .0145	–	8	–	–	1,203	–	–	4,576
M&E Rate .0155	–	8	–	–	716	–	–	193
M&E Rate .0165	–	8	–	–	5,425	–	–	5,547
Retired Payout	–	–	–	–	–	–	–	–
Total Units	25,966	90,337	50,856	56,335	672,815	90,555	47,063	904,662
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$18.80	$–	$–	$21.93	$–	$–	$38.29
M&E Rate .0125	$35.95	$18.24	$18.96	$20.51	$21.29	$21.42	$35.81	$37.23
M&E Rate .0145	$–	$18.15	$–	$–	$20.87	$–	$–	$36.69
M&E Rate .0155	$–	$17.36	$–	$–	$20.73	$–	$–	$36.25
M&E Rate .0165	$–	$17.57	$–	$–	$20.47	$–	$–	$35.86
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
ASSETS
Investments at market value	$699,264	$1,130,779	$26,782,971	$280,649	$157,670	$1,013,060	$11,687	$545,800
TOTAL ASSETS	$699,264	$1,130,779	$26,782,971	$280,649	$157,670	$1,013,060	$11,687	$545,800
NET ASSETS
Active Contracts	$699,264	$1,130,779	$26,782,971	$280,649	$157,670	$1,013,060	$11,687	$545,800
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$699,264	$1,130,779	$26,782,971	$280,649	$157,670	$1,013,060	$11,687	$545,800
INVESTMENTS
Cost of investments	$635,329	$1,026,837	$22,573,256	$232,779	$135,366	$1,010,953	$11,278	$559,887
Unrealized appreciation (depreciation) on investments	$63,935	$103,941	$4,209,715	$47,870	$22,303	$2,108	$408	$(14,087)
Number of shares in underlying mutual funds	25,614	40,661	972,512	11,186	72,310	11,214	842	39,695
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	36,641	–	13	142	–	145
M&E Rate .0125	19,317	31,192	665,590	8,549	9,739	54,346	721	34,093
M&E Rate .0145	–	–	53	–	13	8,981	–	13
M&E Rate .0155	–	–	5	–	13	17	–	17
M&E Rate .0165	–	–	2,195	–	13	13	–	13
Retired Payout	–	–	–	–	–	–	–	–
Total Units	19,317	31,192	704,484	8,549	9,789	63,499	721	34,280
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$39.11	$–	$16.66	$16.31	$–	$16.35
M&E Rate .0125	$36.20	$36.25	$37.96	$32.83	$16.11	$15.99	$16.21	$15.92
M&E Rate .0145	$–	$–	$37.82	$–	$15.72	$15.71	$–	$15.47
M&E Rate .0155	$–	$–	$36.58	$–	$15.68	$15.49	$–	$15.45
M&E Rate .0165	$–	$–	$36.58	$–	$15.65	$15.46	$–	$15.41
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
ASSETS
Investments at market value	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,316	$4,390,498
TOTAL ASSETS	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,316	$4,390,498
NET ASSETS
Active Contracts	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,052,309	$4,390,498
Payout Contracts	$–	$–	$–	$–	$–	$–	$143,006	$–
TOTAL NET ASSETS	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,315	$4,390,498
INVESTMENTS
Cost of investments	$1,589,783	$4,051,607	$11,560,627	$47,350,657	$41,847,779	$28,878,627	$331,694,626	$4,453,895
Unrealized appreciation (depreciation) on investments	$(72,707)	$(120,834)	$107,287	$650,470	$3,102,756	$2,818,416	$405,500,689	$(63,397)
Number of shares in underlying mutual funds	137,541	370,478	973,949	4,628,845	3,407,925	2,368,987	1,313,535	399,863
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	217	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	97,707	92,647	181,484	204,186	52,445	41,410	–
M&E Rate .0125	113,480	190,386	505,408	2,357,173	1,816,118	1,266,959	979,075	353,911
M&E Rate .0145	–	23	6,706	18,714	1,541	568	2,372	–
M&E Rate .0155	–	23	5,774	5,294	1,021	214	1,590	–
M&E Rate .0165	–	23	19,102	13,023	37,827	7,002	3,204	–
Retired Payout	–	–	–	–	–	–	255	–
Total Units	113,480	288,162	629,638	2,575,689	2,060,693	1,327,188	1,028,123	353,911
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$667.64	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$13.90	$19.04	$19.16	$22.41	$24.56	$745.94	$–
M&E Rate .0125	$13.37	$13.51	$18.47	$18.60	$21.76	$23.86	$716.21	$12.41
M&E Rate .0145	$–	$13.41	$17.99	$18.26	$21.37	$23.58	$683.12	$–
M&E Rate .0155	$–	$13.30	$18.10	$18.23	$21.33	$23.38	$675.06	$–
M&E Rate .0165	$–	$13.31	$17.94	$17.98	$21.02	$23.19	$656.62	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$561.23	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
ASSETS
Investments at market value	$34,784,330	$67,071,543	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,817	$59,460,295
TOTAL ASSETS	$34,784,330	$67,071,543	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,817	$59,460,295
NET ASSETS
Active Contracts	$34,764,773	$66,929,468	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,817	$59,460,295
Payout Contracts	$19,558	$142,075	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$34,784,331	$67,071,543	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,817	$59,460,295
INVESTMENTS
Cost of investments	$40,289,391	$53,874,385	$20,579,679	$32,203,969	$580,584	$4,376,982	$8,617,822	$42,748,487
Unrealized appreciation (depreciation) on investments	$(5,505,061)	$13,197,158	$(917,559)	$–	$38,868	$(254,096)	$(868,005)	$16,711,808
Number of shares in underlying mutual funds	3,275,363	2,666,860	1,138,513	32,203,969	7,359	166,851	265,132	1,336,427
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	168,242	69,290	66,789	3,929,416	–	11,843	13,551	26,629
M&E Rate .0125	1,368,187	1,503,781	720,089	26,179,838	4,576	81,584	129,292	691,630
M&E Rate .0145	11,233	5,408	2,757	50,943	–	51	201	683
M&E Rate .0155	1,591	3,594	2,400	29,709	–	396	230	2,823
M&E Rate .0165	13,230	6,727	4,640	68,041	–	77	3,582	1,521
Retired Payout	1,842	5,649	–	–	–	–	–	–
Total Units	1,564,325	1,594,449	796,675	30,257,946	4,576	93,952	146,856	723,287
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$23.76	$45.20	$25.35	$1.09	$–	$45.03	$54.56	$85.97
M&E Rate .0125	$22.18	$42.05	$24.63	$1.06	$135.36	$43.72	$52.66	$82.08
M&E Rate .0145	$16.55	$36.29	$23.93	$1.08	$–	$42.96	$51.60	$81.08
M&E Rate .0155	$16.24	$35.64	$23.94	$1.07	$–	$42.63	$50.89	$80.14
M&E Rate .0165	$15.94	$34.94	$23.76	$1.07	$–	$42.14	$50.27	$79.19
Retired Payout	$10.62	$25.15	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$1,064,528	$3,194,499	$593,850	$6,429,041	$3,628,741	$10,565,007	$4,649,557	$3,802,269
TOTAL ASSETS	$1,064,528	$3,194,499	$593,850	$6,429,041	$3,628,741	$10,565,007	$4,649,557	$3,802,269
NET ASSETS
Active Contracts	$1,064,528	$3,194,499	$593,850	$6,429,041	$3,628,741	$10,565,007	$4,649,557	$3,802,269
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$1,064,528	$3,194,499	$593,850	$6,429,041	$3,628,741	$10,565,007	$4,649,557	$3,802,269
INVESTMENTS
Cost of investments	$1,088,435	$3,021,403	$561,342	$5,478,235	$3,602,979	$8,845,785	$3,533,112	$4,649,329
Unrealized appreciation (depreciation) on investments	$(23,906)	$173,096	$32,508	$950,806	$25,763	$1,719,222	$1,116,445	$(847,060)
Number of shares in underlying mutual funds	103,152	205,831	56,076	616,990	262,762	209,167	77,377	112,095
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	17,786	–	37,113	–	–	–	–
M&E Rate .0125	47,353	140,112	37,494	279,898	148,767	147,408	62,307	107,769
M&E Rate .0145	–	1,658	–	10	–	–	–	–
M&E Rate .0155	–	433	–	1,267	–	–	–	–
M&E Rate .0165	–	170	–	1,372	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	47,353	160,158	37,494	319,660	148,767	147,408	62,307	107,769
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$20.27	$–	$20.64	$–	$–	$–	$–
M&E Rate .0125	$22.48	$19.91	$15.84	$20.05	$24.39	$71.67	$74.62	$35.28
M&E Rate .0145	$–	$19.96	$–	$19.18	$–	$–	$–	$–
M&E Rate .0155	$–	$19.60	$–	$19.49	$–	$–	$–	$–
M&E Rate .0165	$–	$19.50	$–	$19.37	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
ASSETS
Investments at market value	$30,854,817	$1,999,036	$53,958,382	$1,209,782	$15,244,026	$3,756,918	$4,293,155	$5,543,150
TOTAL ASSETS	$30,854,817	$1,999,036	$53,958,382	$1,209,782	$15,244,026	$3,756,918	$4,293,155	$5,543,150
NET ASSETS
Active Contracts	$30,854,817	$1,999,036	$53,958,382	$1,209,782	$15,244,026	$3,756,918	$4,293,155	$5,543,150
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$30,854,817	$1,999,036	$53,958,382	$1,209,782	$15,244,026	$3,756,918	$4,293,155	$5,543,150
INVESTMENTS
Cost of investments	$29,922,378	$2,147,294	$44,732,000	$1,470,113	$17,348,085	$4,396,666	$4,038,466	$5,579,490
Unrealized appreciation (depreciation) on investments	$932,439	$(148,258)	$9,226,381	$(260,330)	$(2,104,059)	$(639,748)	$254,690	$(36,341)
Number of shares in underlying mutual funds	890,728	117,868	511,648	178,171	273,141	477,979	342,357	105,004
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	536,893	88,859	347,756	167,017	149,616	412,802	316,467	74,736
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	536,893	88,859	347,756	167,017	149,616	412,802	316,467	74,736
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$57.47	$22.50	$155.16	$7.24	$101.89	$9.10	$13.57	$74.17
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
ASSETS
Investments at market value	$4,056,384	$152,865	$3,057,128	$230,636,507	$23,807,123	$8,437,275	$39,508,262	$17,150,736
TOTAL ASSETS	$4,056,384	$152,865	$3,057,128	$230,636,507	$23,807,123	$8,437,275	$39,508,262	$17,150,736
NET ASSETS
Active Contracts	$4,056,384	$152,865	$3,057,128	$230,636,507	$23,807,123	$8,437,275	$39,508,262	$17,150,736
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$4,056,384	$152,865	$3,057,128	$230,636,507	$23,807,123	$8,437,275	$39,508,262	$17,150,736
INVESTMENTS
Cost of investments	$4,305,129	$179,026	$3,849,213	$153,293,281	$22,208,394	$8,282,383	$30,253,358	$17,149,168
Unrealized appreciation (depreciation) on investments	$(248,745)	$(26,161)	$(792,085)	$77,343,226	$1,598,729	$154,891	$9,254,905	$1,568
Number of shares in underlying mutual funds	362,825	12,675	262,866	424,933	1,549,943	229,461	274,211	17,150,736
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	28,560	–	–	–	–	–
M&E Rate .0125	287,283	11,812	154,048	410,441	1,344,763	199,737	272,905	15,997,646
M&E Rate .0145	–	–	1,214	–	–	–	–	–
M&E Rate .0155	–	–	4,075	–	–	–	–	–
M&E Rate .0165	–	–	3,394	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	287,283	11,812	191,290	410,441	1,344,763	199,737	272,905	15,997,646
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$16.65	$–	$–	$–	$–	$–
M&E Rate .0125	$14.12	$12.94	$15.91	$561.92	$17.70	$42.24	$144.77	$1.07
M&E Rate .0145	$–	$–	$15.43	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$15.18	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$14.99	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND
ASSETS
Investments at market value	$18,392,125	$15,642,964	$10,995,578	$14,656,070	$39,516,082	$8,660,630	$28,718,340	$53,118,797
TOTAL ASSETS	$18,392,125	$15,642,964	$10,995,578	$14,656,070	$39,516,082	$8,660,630	$28,718,340	$53,118,797
NET ASSETS
Active Contracts	$18,392,125	$15,642,964	$10,995,578	$14,656,070	$39,516,082	$8,660,630	$28,718,340	$53,118,797
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$18,392,125	$15,642,964	$10,995,578	$14,656,070	$39,516,082	$8,660,630	$28,718,340	$53,118,797
INVESTMENTS
Cost of investments	$18,891,687	$15,579,343	$10,768,785	$14,968,258	$31,263,564	$10,015,952	$29,931,464	$52,198,734
Unrealized appreciation (depreciation) on investments	$(499,562)	$63,622	$226,793	$(312,188)	$8,252,518	$(1,355,322)	$(1,213,124)	$920,063
Number of shares in underlying mutual funds	3,393,381	581,091	87,052	541,614	343,141	327,063	1,536,562	1,402,291
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	2,481,104	329,243	70,713	268,090	337,067	207,996	1,115,215	1,093,801
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	2,481,104	329,243	70,713	268,090	337,067	207,996	1,115,215	1,093,801
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$7.41	$47.51	$155.50	$54.67	$117.24	$41.64	$25.75	$48.56
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
ASSETS
Investments at market value	$55,243,091	$54,998,671	$42,603,480	$46,961,042	$8,800,472	$10,002,930	$13,808,398	$25,674,824
TOTAL ASSETS	$55,243,091	$54,998,671	$42,603,480	$46,961,042	$8,800,472	$10,002,930	$13,808,398	$25,674,824
NET ASSETS
Active Contracts	$55,243,091	$54,998,671	$42,603,480	$46,961,042	$8,800,472	$10,002,930	$13,808,398	$25,674,824
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$55,243,091	$54,998,671	$42,603,480	$46,961,042	$8,800,472	$10,002,930	$13,808,398	$25,674,824
INVESTMENTS
Cost of investments	$52,846,284	$51,897,565	$37,748,398	$40,699,786	$7,813,739	$8,861,905	$14,121,439	$28,371,545
Unrealized appreciation (depreciation) on investments	$2,396,807	$3,101,106	$4,855,083	$6,261,256	$986,733	$1,141,024	$(313,041)	$(2,696,721)
Number of shares in underlying mutual funds	2,303,715	1,272,528	1,435,911	942,236	158,253	195,179	1,054,076	2,708,315
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	1,775,440	984,964	1,168,242	789,345	140,103	180,289	829,489	2,416,169
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	1,775,440	984,964	1,168,242	789,345	140,103	180,289	829,489	2,416,169
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$31.12	$55.84	$36.47	$59.49	$62.81	$55.48	$16.65	$10.63
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
ASSETS
Investments at market value	$14,892,965	$4,864,047	$1,682,889	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
TOTAL ASSETS	$14,892,965	$4,864,047	$1,682,889	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
NET ASSETS
Active Contracts	$14,892,965	$4,864,047	$1,682,889	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$14,892,965	$4,864,047	$1,682,889	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
INVESTMENTS
Cost of investments	$11,930,352	$5,093,003	$1,885,553	$4,257,705	$1,284,276	$2,604,417	$905,562	$3,596,151
Unrealized appreciation (depreciation) on investments	$2,962,613	$(228,956)	$(202,665)	$402,818	$(51,684)	$71,434	$83,898	$(221,340)
Number of shares in underlying mutual funds	206,445	264,207	65,738	173,641	104,991	256,800	50,716	322,640
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	6,367	–	–	–	–	–	–
M&E Rate .0125	162,154	237,476	43,566	114,575	73,575	243,939	26,569	294,034
M&E Rate .0145	–	1,041	–	–	–	–	–	–
M&E Rate .0155	–	1,513	–	–	–	–	–	–
M&E Rate .0165	–	183	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	162,154	246,581	43,566	114,575	73,575	243,939	26,569	294,034
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$20.07	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$91.84	$19.72	$38.63	$40.68	$16.75	$10.97	$37.24	$11.48
M&E Rate .0145	$–	$20.09	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$18.20	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$19.96	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$454,379,267
TOTAL ASSETS	$454,379,267
NET ASSETS
Active Contracts	$453,054,972
Payout Contracts	$1,324,295
TOTAL NET ASSETS	$454,379,267
INVESTMENTS
Cost of investments	$445,366,753
Unrealized appreciation (depreciation) on investments	$9,012,514
Number of shares in underlying mutual funds	24,324,367
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	5,448
M&E Rate .0029	51,845
M&E Rate .0039	20,174
M&E Rate .0095	181,594
M&E Rate .0125	10,240,102
M&E Rate .0145	62,204
M&E Rate .0155	16,792
M&E Rate .0165	37,087
Retired Payout	70,894
Total Units	10,686,140
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$57.72
M&E Rate .0029	$34.19
M&E Rate .0039	$33.84
M&E Rate .0095	$45.95
M&E Rate .0125	$42.74
M&E Rate .0145	$37.76
M&E Rate .0155	$37.08
M&E Rate .0165	$36.41
Retired Payout	$18.68
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
INVESTMENT INCOME
Dividend income distribution	$–	$–	$189,593	$102,984	$125,987	$204,274	$15,505	$195,679
Investment Income	–	–	189,593	102,984	125,987	204,274	15,505	195,679
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	1,418,290	–	146,175	4,317	79,991
Net realized gain (loss) on investments	(10,245)	(1,631,399)	(103,857)	2,846,961	(251,309)	(98,174)	(7,840)	594,664
Net change in unrealized appreciation (depreciation) on investments	57,307	7,784,254	(47,123)	11,923,244	206,546	1,177,582	47,105	199,814
Net gain (loss) on investments	47,062	6,152,855	(150,980)	16,188,495	(44,764)	1,225,583	43,582	874,469
EXPENSES
Mortality and expense risk charge (Note 3)	(2,996)	(454,817)	(51,681)	(743,833)	(50,555)	(127,923)	(11,829)	(209,474)
Total Expenses	(2,996)	(454,817)	(51,681)	(743,833)	(50,555)	(127,923)	(11,829)	(209,474)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,066	$5,698,038	$(13,068)	$15,547,646	$30,668	$1,301,934	$47,259	$860,674
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
INVESTMENT INCOME
Dividend income distribution	$82,308	$479,387	$127,889	$127,151	$1,740,668	$3,482,282	$238,305	$–
Investment Income	82,308	479,387	127,889	127,151	1,740,668	3,482,282	238,305	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	31,759	275,917	–	–	3,408,903	12,549,781	245,526	74,045
Net realized gain (loss) on investments	(9,421)	497,027	(13,484)	(47,801)	1,467,681	5,087,722	101,092	(350,557)
Net change in unrealized appreciation (depreciation) on investments	640,120	4,461,315	32,812	64,760	5,284,813	15,146,766	1,710,201	376,621
Net gain (loss) on investments	662,458	5,234,259	19,328	16,959	10,161,397	32,784,269	2,056,819	100,109
EXPENSES
Mortality and expense risk charge (Note 3)	(54,785)	(405,700)	(23,196)	(22,903)	(1,909,447)	(3,633,750)	(165,958)	(28,608)
Total Expenses	(54,785)	(405,700)	(23,196)	(22,903)	(1,909,447)	(3,633,750)	(165,958)	(28,608)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$689,981	$5,307,946	$124,021	$121,207	$9,992,617	$32,632,801	$2,129,166	$71,500
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$12,701	$52,140	$27,689	$31,982	$331,854	$43,269	$31,618	$553,838
Investment Income	12,701	52,140	27,689	31,982	331,854	43,269	31,618	553,838
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	61,869	58,027	26,404	2,214	27,514	4,173	25,678	472,327
Net realized gain (loss) on investments	26,865	(126,432)	(2,942)	(68,312)	342,026	(32,801)	19,074	685,338
Net change in unrealized appreciation (depreciation) on investments	(32,095)	133,205	18,873	176,131	490,660	144,080	105,455	1,524,391
Net gain (loss) on investments	56,639	64,799	42,336	110,033	860,200	115,453	150,206	2,682,056
EXPENSES
Mortality and expense risk charge (Note 3)	(10,711)	(22,381)	(12,041)	(18,267)	(181,907)	(23,217)	(21,724)	(406,984)
Total Expenses	(10,711)	(22,381)	(12,041)	(18,267)	(181,907)	(23,217)	(21,724)	(406,984)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,629	$94,558	$57,984	$123,748	$1,010,146	$135,505	$160,100	$2,828,910
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$9,845	$14,501	$285,014	$3,807	$1,955	$10,419	$141	$5,295
Investment Income	9,845	14,501	285,014	3,807	1,955	10,419	141	5,295
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	9,837	17,772	449,215	7,755	2,617	16,694	206	3,048
Net realized gain (loss) on investments	2,207	7,492	567,177	4,429	271	86,391	(13)	2,356
Net change in unrealized appreciation (depreciation) on investments	49,289	88,887	1,832,727	47,424	14,110	(9,905)	1,012	(10,144)
Net gain (loss) on investments	61,333	114,150	2,849,120	59,608	16,998	93,180	1,205	(4,740)
EXPENSES
Mortality and expense risk charge (Note 3)	(8,022)	(13,135)	(319,758)	(5,322)	(1,922)	(12,017)	(137)	(2,117)
Total Expenses	(8,022)	(13,135)	(319,758)	(5,322)	(1,922)	(12,017)	(137)	(2,117)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,156	$115,515	$2,814,375	$58,094	$17,031	$91,582	$1,209	$(1,562)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
INVESTMENT INCOME
Dividend income distribution	$59,551	$136,992	$265,707	$924,397	$721,508	$380,300	$7,482,150	$140,340
Investment Income	59,551	136,992	265,707	924,397	721,508	380,300	7,482,150	140,340
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	930	–	–	–	–	–	434,726	–
Net realized gain (loss) on investments	(118,244)	(25,956)	(138,232)	(180,894)	579,028	239,291	43,858,375	(22,332)
Net change in unrealized appreciation (depreciation) on investments	137,306	90,466	855,294	3,628,943	3,400,437	3,002,063	103,327,198	(73,313)
Net gain (loss) on investments	19,992	64,511	717,062	3,448,049	3,979,465	3,241,354	147,620,299	(95,645)
EXPENSES
Mortality and expense risk charge (Note 3)	(22,455)	(44,755)	(149,110)	(600,145)	(567,659)	(391,096)	(8,881,910)	(42,270)
Total Expenses	(22,455)	(44,755)	(149,110)	(600,145)	(567,659)	(391,096)	(8,881,910)	(42,270)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,088	$156,748	$833,659	$3,772,301	$4,133,314	$3,230,558	$146,220,539	$2,425
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
INVESTMENT INCOME
Dividend income distribution	$1,174,219	$987,719	$771,736	$1,393,556	$3,832	$33,495	$11,725	$295,715
Investment Income	1,174,219	987,719	771,736	1,393,556	3,832	33,495	11,725	295,715
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	3,221,898	–	–	19,761	255,984	–	2,504,912
Net realized gain (loss) on investments	(471,408)	3,092,318	(450,020)	–	(16,940)	29,383	(139,401)	3,538,926
Net change in unrealized appreciation (depreciation) on investments	(181,666)	(3,771,434)	928,885	–	68,604	24,301	1,670,693	5,888,214
Net gain (loss) on investments	(653,075)	2,542,781	478,866	–	71,425	309,668	1,531,292	11,932,052
EXPENSES
Mortality and expense risk charge (Note 3)	(429,150)	(890,927)	(245,836)	(338,752)	(6,475)	(50,896)	(95,688)	(719,966)
Total Expenses	(429,150)	(890,927)	(245,836)	(338,752)	(6,475)	(50,896)	(95,688)	(719,966)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,995	$2,639,573	$1,004,765	$1,054,804	$68,783	$292,267	$1,447,329	$11,507,801
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$10,115	$26,352	$7,474	$66,789	$–	$29,005	$–	$13,203
Investment Income	10,115	26,352	7,474	66,789	–	29,005	–	13,203
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	8,420	10,349	25,204	270,361	–	47,802	187,655	–
Net realized gain (loss) on investments	(10,016)	8,922	9,126	213,768	(302,097)	33,355	39,487	(40,967)
Net change in unrealized appreciation (depreciation) on investments	44,342	231,565	35,536	270,931	484,437	1,482,698	1,034,621	(36,320)
Net gain (loss) on investments	42,746	250,835	69,866	755,059	182,340	1,563,856	1,261,763	(77,288)
EXPENSES
Mortality and expense risk charge (Note 3)	(12,552)	(40,193)	(7,535)	(79,888)	(38,540)	(107,187)	(53,164)	(47,464)
Total Expenses	(12,552)	(40,193)	(7,535)	(79,888)	(38,540)	(107,187)	(53,164)	(47,464)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,309	$236,994	$69,805	$741,960	$143,800	$1,485,674	$1,208,600	$(111,549)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$562,642	$44,044	$–	$37,443	$–	$166,127	$99,366	$45,856
Investment Income	562,642	44,044	–	37,443	–	166,127	99,366	45,856
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,914,999	–	3,342,532	–	707,058	–	–	447,697
Net realized gain (loss) on investments	216,578	(31,531)	1,132,793	(30,329)	(77,887)	(80,575)	77,963	63,758
Net change in unrealized appreciation (depreciation) on investments	137,777	13,806	7,300,616	(73,074)	(89,842)	(34,384)	(74,905)	(54,612)
Net gain (loss) on investments	2,269,354	(17,725)	11,775,941	(103,403)	539,330	(114,959)	3,059	456,843
EXPENSES
Mortality and expense risk charge (Note 3)	(344,984)	(23,593)	(586,523)	(15,350)	(178,271)	(47,289)	(51,457)	(61,235)
Total Expenses	(344,984)	(23,593)	(586,523)	(15,350)	(178,271)	(47,289)	(51,457)	(61,235)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,487,011	$2,727	$11,189,418	$(81,311)	$361,059	$3,879	$50,968	$441,463
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
INVESTMENT INCOME
Dividend income distribution	$182,384	$–	$–	$2,697,186	$745,997	$253,623	$412,211	$656,860
Investment Income	182,384	–	–	2,697,186	745,997	253,623	412,211	656,860
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	7,360	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(52,256)	(22,131)	(249,189)	3,886,484	168,377	52,367	470,215	(1,568)
Net change in unrealized appreciation (depreciation) on investments	12,602	10	(162,360)	36,304,408	(324,664)	472,308	4,603,653	1,568
Net gain (loss) on investments	(32,294)	(22,121)	(411,549)	40,190,892	(156,288)	524,675	5,073,868	–
EXPENSES
Mortality and expense risk charge (Note 3)	(47,406)	(2,465)	(41,806)	(2,498,603)	(285,792)	(96,143)	(432,441)	(163,109)
Total Expenses	(47,406)	(2,465)	(41,806)	(2,498,603)	(285,792)	(96,143)	(432,441)	(163,109)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,684	$(24,586)	$(453,355)	$40,389,475	$303,917	$682,154	$5,053,638	$493,751
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND
INVESTMENT INCOME
Dividend income distribution	$1,013,993	$277,322	$415,117	$251,092	$478,067	$252,830	$789,746	$1,404,112
Investment Income	1,013,993	277,322	415,117	251,092	478,067	252,830	789,746	1,404,112
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	1,571,999	–	488,829	1,247,308	460,896
Net realized gain (loss) on investments	(116,536)	(173,663)	128,353	308,307	373,489	(297,925)	(127,305)	268,338
Net change in unrealized appreciation (depreciation) on investments	120,130	2,375,587	6,558	(1,266,515)	3,670,408	197,648	686,219	2,753,039
Net gain (loss) on investments	3,594	2,201,924	134,911	613,792	4,043,897	388,552	1,806,222	3,482,273
EXPENSES
Mortality and expense risk charge (Note 3)	(205,638)	(189,130)	(134,258)	(166,828)	(425,027)	(108,044)	(363,067)	(619,464)
Total Expenses	(205,638)	(189,130)	(134,258)	(166,828)	(425,027)	(108,044)	(363,067)	(619,464)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$811,950	$2,290,116	$415,769	$698,056	$4,096,936	$533,338	$2,232,901	$4,266,921
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
INVESTMENT INCOME
Dividend income distribution	$1,384,890	$1,305,584	$960,214	$1,006,780	$186,272	$208,956	$438,264	$894,752
Investment Income	1,384,890	1,305,584	960,214	1,006,780	186,272	208,956	438,264	894,752
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	286,965	112,517	22,476	14,667	6,242	6,078	351,894	–
Net realized gain (loss) on investments	445,678	229,650	334,764	377,182	(1,154)	42,717	(327,407)	(424,757)
Net change in unrealized appreciation (depreciation) on investments	3,393,380	3,911,404	3,577,611	4,140,033	711,792	786,286	440,759	(149,536)
Net gain (loss) on investments	4,126,023	4,253,571	3,934,852	4,531,881	716,880	835,081	465,247	(574,293)
EXPENSES
Mortality and expense risk charge (Note 3)	(638,625)	(601,763)	(485,559)	(529,313)	(89,174)	(103,075)	(174,548)	(309,875)
Total Expenses	(638,625)	(601,763)	(485,559)	(529,313)	(89,174)	(103,075)	(174,548)	(309,875)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,872,288	$4,957,392	$4,409,507	$5,009,349	$813,978	$940,963	$728,962	$10,584
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$173,276	$129,237	$20,584	$58,720	$39,312	$77,248	$5,189	$90,320
Investment Income	173,276	129,237	20,584	58,720	39,312	77,248	5,189	90,320
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	495,384	4,810	54,488	48,938	33,164	–	–	–
Net realized gain (loss) on investments	790,058	(148,365)	(35,254)	153,013	(32,293)	(17,595)	(22,584)	(88,353)
Net change in unrealized appreciation (depreciation) on investments	1,542,806	111,658	105,749	352,990	21,438	49,067	124,079	37,786
Net gain (loss) on investments	2,828,248	(31,897)	124,983	554,941	22,309	31,473	101,495	(50,567)
EXPENSES
Mortality and expense risk charge (Note 3)	(172,360)	(57,279)	(21,422)	(55,024)	(15,802)	(28,667)	(12,150)	(41,617)
Total Expenses	(172,360)	(57,279)	(21,422)	(55,024)	(15,802)	(28,667)	(12,150)	(41,617)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,829,164	$40,061	$124,144	$558,637	$45,820	$80,053	$94,535	$(1,865)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$8,385,623
Investment Income	8,385,623
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–
Net realized gain (loss) on investments	(3,955,661)
Net change in unrealized appreciation (depreciation) on investments	43,408,492
Net gain (loss) on investments	39,452,831
EXPENSES
Mortality and expense risk charge (Note 3)	(5,726,333)
Total Expenses	(5,726,333)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,112,121
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
OPERATIONS
Investment Income	$–	$–	$189,593	$102,984	$125,987	$204,274	$15,505	$195,679
Capital gain distribution	–	–	–	1,418,290	–	146,175	4,317	79,991
Net realized gain (loss) on investments	(10,245)	(1,631,399)	(103,857)	2,846,961	(251,309)	(98,174)	(7,840)	594,664
Net change in unrealized appreciation (depreciation) on investments	57,307	7,784,254	(47,123)	11,923,244	206,546	1,177,582	47,105	199,814
Mortality and expense risk charge (Note 3)	(2,996)	(454,817)	(51,681)	(743,833)	(50,555)	(127,923)	(11,829)	(209,474)
Net increase (decrease) in net assets resulting from operations	44,066	5,698,038	(13,068)	15,547,646	30,668	1,301,934	47,259	860,674
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,688	996,532	1,032,852	1,908,989	1,251,553	442,751	72,318	863,821
Net transfer from (to) fixed accumulation account	(1,672)	(869,673)	231,417	(2,553,953)	63,345	(146,121)	(29,670)	(724,850)
Transfer between funds	(2,217)	(1,641,385)	282,095	3,068,359	542,168	438,919	30,734	(107,721)
Payments to contract owners	(36,003)	(3,491,573)	(545,139)	(6,710,254)	(253,358)	(1,064,429)	(54,285)	(1,619,277)
Annual maintenance charge (Note 3)	(122)	(2,042)	(3,253)	(23,531)	(3,542)	(2,316)	(267)	(1,366)
Surrender charges (Note 3)	–	(2,133)	–	(6,414)	–	(357)	–	(984)
Mortality guarantee adjustment	–	2,645	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(36,326)	(5,007,629)	997,973	(4,316,805)	1,600,166	(331,553)	18,829	(1,590,378)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,740	690,409	984,904	11,230,841	1,630,834	970,381	66,088	(729,704)
Net Assets:
Beginning of year	$226,737	$36,267,878	$3,751,340	$54,983,074	$3,236,457	$9,951,222	$871,600	$16,954,630
End of year	$234,477	$36,958,287	$4,736,244	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$82,308	$479,387	$127,889	$127,151	$1,740,668	$3,482,282	$238,305	$–
Capital gain distribution	31,759	275,917	–	–	3,408,903	12,549,781	245,526	74,045
Net realized gain (loss) on investments	(9,421)	497,027	(13,484)	(47,801)	1,467,681	5,087,722	101,092	(350,557)
Net change in unrealized appreciation (depreciation) on investments	640,120	4,461,315	32,812	64,760	5,284,813	15,146,766	1,710,201	376,621
Mortality and expense risk charge (Note 3)	(54,785)	(405,700)	(23,196)	(22,903)	(1,909,447)	(3,633,750)	(165,958)	(28,608)
Net increase (decrease) in net assets resulting from operations	689,981	5,307,946	124,021	121,207	9,992,617	32,632,801	2,129,166	71,500
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	640,365	1,353,128	104,094	86,297	3,720,076	6,801,038	2,527,827	114,216
Net transfer from (to) fixed accumulation account	212,853	(428,410)	1,815	(29,360)	(2,651,752)	(4,708,407)	357,235	(86,658)
Transfer between funds	(13,806)	354,914	11,969	257,437	(1,427,658)	(4,654,363)	621,885	(182,088)
Payments to contract owners	(350,440)	(3,804,786)	(199,996)	(276,005)	(11,210,648)	(20,731,799)	(1,073,098)	(351,452)
Annual maintenance charge (Note 3)	(1,370)	(5,607)	(547)	(175)	(7,912)	(25,223)	(7,348)	(50)
Surrender charges (Note 3)	–	(4,453)	–	(183)	(2,121)	(3,154)	–	(50)
Mortality guarantee adjustment	–	–	–	–	(5,691)	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	487,603	(2,535,214)	(82,665)	38,010	(11,585,706)	(23,321,908)	2,426,501	(506,083)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,177,584	2,772,732	41,356	159,217	(1,593,089)	9,310,893	4,555,666	(434,583)
Net Assets:
Beginning of year	$3,697,371	$31,738,833	$1,812,081	$1,809,527	$154,881,096	$281,003,501	$10,738,356	$2,598,952
End of year	$4,874,955	$34,511,565	$1,853,437	$1,968,744	$153,288,007	$290,314,394	$15,294,022	$2,164,369
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$12,701	$52,140	$27,689	$31,982	$331,854	$43,269	$31,618	$553,838
Capital gain distribution	61,869	58,027	26,404	2,214	27,514	4,173	25,678	472,327
Net realized gain (loss) on investments	26,865	(126,432)	(2,942)	(68,312)	342,026	(32,801)	19,074	685,338
Net change in unrealized appreciation (depreciation) on investments	(32,095)	133,205	18,873	176,131	490,660	144,080	105,455	1,524,391
Mortality and expense risk charge (Note 3)	(10,711)	(22,381)	(12,041)	(18,267)	(181,907)	(23,217)	(21,724)	(406,984)
Net increase (decrease) in net assets resulting from operations	58,629	94,558	57,984	123,748	1,010,146	135,505	160,100	2,828,910
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	41,023	43,450	14,069	166,747	867,694	350,544	162,060	1,965,001
Net transfer from (to) fixed accumulation account	32,386	(238,579)	(4,552)	(140,021)	(295,704)	(82,258)	2,780	(358,764)
Transfer between funds	37,058	(190,507)	(1,676)	(220,467)	(12,088)	(16,244)	33,296	(78,215)
Payments to contract owners	(32,589)	(143,590)	(32,524)	(465,268)	(1,711,898)	(212,425)	(242,988)	(1,592,031)
Annual maintenance charge (Note 3)	(256)	(600)	(455)	(840)	(4,500)	(945)	(666)	(11,099)
Surrender charges (Note 3)	–	(633)	–	–	(3,902)	–	–	(3,686)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	77,622	(530,459)	(25,137)	(659,848)	(1,160,399)	38,671	(45,518)	(78,792)
TOTAL INCREASE (DECREASE) IN NET ASSETS	136,251	(435,901)	32,847	(536,100)	(150,253)	174,176	114,583	2,750,117
Net Assets:
Beginning of year	$797,314	$2,092,113	$931,522	$1,691,496	$14,514,341	$1,765,433	$1,570,624	$30,983,733
End of year	$933,565	$1,656,212	$964,369	$1,155,396	$14,364,088	$1,939,609	$1,685,207	$33,733,850
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$9,845	$14,501	$285,014	$3,807	$1,955	$10,419	$141	$5,295
Capital gain distribution	9,837	17,772	449,215	7,755	2,617	16,694	206	3,048
Net realized gain (loss) on investments	2,207	7,492	567,177	4,429	271	86,391	(13)	2,356
Net change in unrealized appreciation (depreciation) on investments	49,289	88,887	1,832,727	47,424	14,110	(9,905)	1,012	(10,144)
Mortality and expense risk charge (Note 3)	(8,022)	(13,135)	(319,758)	(5,322)	(1,922)	(12,017)	(137)	(2,117)
Net increase (decrease) in net assets resulting from operations	63,156	115,515	2,814,375	58,094	17,031	91,582	1,209	(1,562)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	131,075	56,860	1,691,520	4,640	–	86,442	1,200	1,492
Net transfer from (to) fixed accumulation account	(6,051)	57,042	(126,058)	(588)	(1)	(4,368)	–	35,193
Transfer between funds	14,500	(2,313)	277,594	993	4,346	47,486	–	413,496
Payments to contract owners	–	(4,650)	(1,014,072)	(212,255)	–	(60,356)	–	(3,077)
Annual maintenance charge (Note 3)	(507)	(529)	(15,853)	(569)	(55)	(175)	(105)	–
Surrender charges (Note 3)	–	–	(3,868)	–	–	(492)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	139,016	106,410	809,263	(207,779)	4,289	68,537	1,095	447,104
TOTAL INCREASE (DECREASE) IN NET ASSETS	202,172	221,925	3,623,639	(149,685)	21,320	160,119	2,304	445,543
Net Assets:
Beginning of year	$497,092	$908,853	$23,159,332	$430,334	$136,349	$852,942	$9,383	$100,258
End of year	$699,264	$1,130,778	$26,782,971	$280,649	$157,669	$1,013,061	$11,687	$545,801
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$59,551	$136,992	$265,707	$924,397	$721,508	$380,300	$7,482,150	$140,340
Capital gain distribution	930	–	–	–	–	–	434,726	–
Net realized gain (loss) on investments	(118,244)	(25,956)	(138,232)	(180,894)	579,028	239,291	43,858,375	(22,332)
Net change in unrealized appreciation (depreciation) on investments	137,306	90,466	855,294	3,628,943	3,400,437	3,002,063	103,327,198	(73,313)
Mortality and expense risk charge (Note 3)	(22,455)	(44,755)	(149,110)	(600,145)	(567,659)	(391,096)	(8,881,910)	(42,270)
Net increase (decrease) in net assets resulting from operations	57,088	156,748	833,659	3,772,301	4,133,314	3,230,558	146,220,539	2,425
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	42,799	158,718	465,606	2,523,389	2,286,105	1,707,455	15,224,575	1,215,320
Net transfer from (to) fixed accumulation account	(52,734)	18,876	(101,722)	(779,099)	(1,334,752)	(876,177)	(15,647,956)	90,173
Transfer between funds	(195,671)	109,669	(245,274)	(816,997)	(1,324,846)	(524,505)	(5,242,281)	528,635
Payments to contract owners	(463,056)	(423,439)	(1,237,299)	(3,852,690)	(4,306,598)	(1,995,531)	(58,253,519)	(243,982)
Annual maintenance charge (Note 3)	(878)	(1,451)	(6,191)	(25,520)	(22,554)	(15,890)	(178,912)	(1,752)
Surrender charges (Note 3)	–	(607)	(2,951)	(3,155)	(3,547)	(3,098)	(9,267)	–
Mortality guarantee adjustment	–	–	–	–	–	–	4,704	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(669,540)	(138,235)	(1,127,830)	(2,954,072)	(4,706,193)	(1,707,746)	(64,102,655)	1,588,392
TOTAL INCREASE (DECREASE) IN NET ASSETS	(612,452)	18,513	(294,171)	818,229	(572,879)	1,522,812	82,117,884	1,590,817
Net Assets:
Beginning of year	$2,129,528	$3,912,260	$11,962,086	$47,182,897	$45,523,414	$30,174,231	$655,077,432	$2,799,681
End of year	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,316	$4,390,498
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
OPERATIONS
Investment Income	$1,174,219	$987,719	$771,736	$1,393,556	$3,832	$33,495	$11,725	$295,715
Capital gain distribution	–	3,221,898	–	–	19,761	255,984	–	2,504,912
Net realized gain (loss) on investments	(471,408)	3,092,318	(450,020)	–	(16,940)	29,383	(139,401)	3,538,926
Net change in unrealized appreciation (depreciation) on investments	(181,666)	(3,771,434)	928,885	–	68,604	24,301	1,670,693	5,888,214
Mortality and expense risk charge (Note 3)	(429,150)	(890,927)	(245,836)	(338,752)	(6,475)	(50,896)	(95,688)	(719,966)
Net increase (decrease) in net assets resulting from operations	91,995	2,639,573	1,004,765	1,054,804	68,783	292,267	1,447,329	11,507,801
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,559,426	2,227,025	923,428	4,812,803	187,695	210,741	342,789	1,017,003
Net transfer from (to) fixed accumulation account	(665,740)	(1,616,757)	(548,812)	3,871,288	69,740	(26,057)	(61,149)	(1,426,065)
Transfer between funds	1,484,426	(611,823)	(311,540)	3,212,006	(93,256)	(29,546)	(455,223)	125,351
Payments to contract owners	(2,897,867)	(5,467,916)	(1,879,672)	(3,081,064)	(12,792)	(544,530)	(713,982)	(4,512,107)
Annual maintenance charge (Note 3)	(6,036)	(4,692)	(1,981)	(3,699)	(236)	(475)	(621)	(9,706)
Surrender charges (Note 3)	(1,821)	(1,585)	(1,587)	(469)	–	(995)	(1,422)	(1,958)
Mortality guarantee adjustment	649	787	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(526,964)	(5,474,960)	(1,820,163)	8,810,866	151,151	(390,862)	(889,608)	(4,807,482)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(434,969)	(2,835,387)	(815,398)	9,865,670	219,934	(98,596)	557,721	6,700,319
Net Assets:
Beginning of year	$35,219,299	$69,906,930	$20,477,518	$22,338,299	$399,518	$4,221,482	$7,192,097	$52,759,975
End of year	$34,784,330	$67,071,543	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,818	$59,460,294
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$10,115	$26,352	$7,474	$66,789	$–	$29,005	$–	$13,203
Capital gain distribution	8,420	10,349	25,204	270,361	–	47,802	187,655	–
Net realized gain (loss) on investments	(10,016)	8,922	9,126	213,768	(302,097)	33,355	39,487	(40,967)
Net change in unrealized appreciation (depreciation) on investments	44,342	231,565	35,536	270,931	484,437	1,482,698	1,034,621	(36,320)
Mortality and expense risk charge (Note 3)	(12,552)	(40,193)	(7,535)	(79,888)	(38,540)	(107,187)	(53,164)	(47,464)
Net increase (decrease) in net assets resulting from operations	40,309	236,994	69,805	741,960	143,800	1,485,674	1,208,600	(111,549)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	91,837	144,972	28,987	298,395	743,703	2,162,239	347,934	404,508
Net transfer from (to) fixed accumulation account	52,798	(68,780)	(48,067)	(104,961)	198,108	368,928	(63,053)	6,939
Transfer between funds	41,819	(24,521)	(3,292)	(304,491)	286,346	722,769	(71,078)	113,792
Payments to contract owners	(128,550)	(274,993)	(28,200)	(524,386)	(333,399)	(654,110)	(386,215)	(264,345)
Annual maintenance charge (Note 3)	(306)	(75)	(235)	(275)	(4,394)	(9,587)	(1,823)	(3,634)
Surrender charges (Note 3)	–	(322)	–	(1,239)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	57,598	(223,719)	(50,807)	(636,959)	890,364	2,590,239	(174,236)	257,261
TOTAL INCREASE (DECREASE) IN NET ASSETS	97,907	13,276	18,999	105,002	1,034,164	4,075,913	1,034,364	145,712
Net Assets:
Beginning of year	$966,622	$3,181,223	$574,851	$6,324,039	$2,594,578	$6,489,094	$3,615,193	$3,656,558
End of year	$1,064,529	$3,194,499	$593,850	$6,429,041	$3,628,742	$10,565,007	$4,649,557	$3,802,270
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
OPERATIONS
Investment Income	$562,642	$44,044	$–	$37,443	$–	$166,127	$99,366	$45,856
Capital gain distribution	1,914,999	–	3,342,532	–	707,058	–	–	447,697
Net realized gain (loss) on investments	216,578	(31,531)	1,132,793	(30,329)	(77,887)	(80,575)	77,963	63,758
Net change in unrealized appreciation (depreciation) on investments	137,777	13,806	7,300,616	(73,074)	(89,842)	(34,384)	(74,905)	(54,612)
Mortality and expense risk charge (Note 3)	(344,984)	(23,593)	(586,523)	(15,350)	(178,271)	(47,289)	(51,457)	(61,235)
Net increase (decrease) in net assets resulting from operations	2,487,011	2,727	11,189,418	(81,311)	361,059	3,879	50,968	441,463
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	5,707,198	345,858	8,060,220	56,748	2,440,049	203,634	603,747	697,379
Net transfer from (to) fixed accumulation account	911,425	105,785	352,138	(7,457)	134,653	(26,408)	79,622	60,427
Transfer between funds	1,417,406	39,859	(704,136)	54,955	286,278	160,263	248,968	376,648
Payments to contract owners	(3,034,436)	(191,080)	(4,053,267)	(85,173)	(1,104,278)	(375,556)	(383,520)	(372,317)
Annual maintenance charge (Note 3)	(22,217)	(1,842)	(53,900)	(701)	(14,692)	(2,269)	(3,857)	(5,114)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	4,979,376	298,580	3,601,055	18,373	1,742,010	(40,336)	544,959	757,023
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,466,387	301,307	14,790,473	(62,937)	2,103,069	(36,457)	595,928	1,198,486
Net Assets:
Beginning of year	$23,388,430	$1,697,729	$39,167,909	$1,272,720	$13,140,957	$3,793,375	$3,697,228	$4,344,664
End of year	$30,854,817	$1,999,036	$53,958,382	$1,209,783	$15,244,026	$3,756,918	$4,293,156	$5,543,150
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
OPERATIONS
Investment Income	$182,384	$–	$–	$2,697,186	$745,997	$253,623	$412,211	$656,860
Capital gain distribution	7,360	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(52,256)	(22,131)	(249,189)	3,886,484	168,377	52,367	470,215	(1,568)
Net change in unrealized appreciation (depreciation) on investments	12,602	10	(162,360)	36,304,408	(324,664)	472,308	4,603,653	1,568
Mortality and expense risk charge (Note 3)	(47,406)	(2,465)	(41,806)	(2,498,603)	(285,792)	(96,143)	(432,441)	(163,109)
Net increase (decrease) in net assets resulting from operations	102,684	(24,586)	(453,355)	40,389,475	303,917	682,154	5,053,638	493,751
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	612,448	4,222	188,926	34,487,409	3,200,246	1,268,735	5,421,666	9,246,395
Net transfer from (to) fixed accumulation account	2,909	1,547	(234,053)	5,474,686	921,222	457,528	607,097	1,692,315
Transfer between funds	248,891	34,264	112,301	4,811,955	1,189,979	291,017	1,017,215	1,251,741
Payments to contract owners	(442,694)	(63,311)	(362,434)	(16,540,502)	(2,147,173)	(679,137)	(2,631,120)	(2,856,768)
Annual maintenance charge (Note 3)	(2,342)	(56)	(533)	(187,174)	(15,528)	(6,715)	(25,550)	(4,512)
Surrender charges (Note 3)	–	–	(165)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	419,212	(23,335)	(295,958)	28,046,374	3,148,746	1,331,429	4,389,308	9,329,171
TOTAL INCREASE (DECREASE) IN NET ASSETS	521,895	(47,920)	(749,313)	68,435,849	3,452,663	2,013,583	9,442,947	9,822,922
Net Assets:
Beginning of year	$3,534,489	$200,786	$3,806,441	$162,200,658	$20,354,461	$6,423,691	$30,065,316	$7,327,813
End of year	$4,056,384	$152,866	$3,057,128	$230,636,507	$23,807,124	$8,437,274	$39,508,263	$17,150,735
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND
OPERATIONS
Investment Income	$1,013,993	$277,322	$415,117	$251,092	$478,067	$252,830	$789,746	$1,404,112
Capital gain distribution	–	–	–	1,571,999	–	488,829	1,247,308	460,896
Net realized gain (loss) on investments	(116,536)	(173,663)	128,353	308,307	373,489	(297,925)	(127,305)	268,338
Net change in unrealized appreciation (depreciation) on investments	120,130	2,375,587	6,558	(1,266,515)	3,670,408	197,648	686,219	2,753,039
Mortality and expense risk charge (Note 3)	(205,638)	(189,130)	(134,258)	(166,828)	(425,027)	(108,044)	(363,067)	(619,464)
Net increase (decrease) in net assets resulting from operations	811,950	2,290,116	415,769	698,056	4,096,936	533,338	2,232,901	4,266,921
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,666,019	1,247,796	1,077,781	2,369,918	5,757,979	796,421	3,455,678	10,150,892
Net transfer from (to) fixed accumulation account	81,353	(125,733)	71,833	670,692	1,879,145	(9,820)	(464,597)	(36,988)
Transfer between funds	1,812,941	(680,982)	400,655	464,628	1,886,554	(234,317)	(2,185,989)	(632,363)
Payments to contract owners	(1,578,004)	(1,369,459)	(1,237,513)	(1,456,269)	(2,380,528)	(1,048,146)	(3,237,495)	(4,327,808)
Annual maintenance charge (Note 3)	(12,025)	(14,585)	(8,257)	(10,818)	(27,938)	(4,903)	(20,944)	(47,875)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,970,282	(942,963)	304,498	2,038,151	7,115,211	(500,765)	(2,453,348)	5,105,858
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,782,232	1,347,153	720,267	2,736,207	11,212,147	32,573	(220,447)	9,372,779
Net Assets:
Beginning of year	$14,609,892	$14,295,810	$10,275,310	$11,919,862	$28,303,935	$8,628,056	$28,938,786	$43,746,017
End of year	$18,392,124	$15,642,963	$10,995,577	$14,656,069	$39,516,082	$8,660,629	$28,718,339	$53,118,796
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
OPERATIONS
Investment Income	$1,384,890	$1,305,584	$960,214	$1,006,780	$186,272	$208,956	$438,264	$894,752
Capital gain distribution	286,965	112,517	22,476	14,667	6,242	6,078	351,894	–
Net realized gain (loss) on investments	445,678	229,650	334,764	377,182	(1,154)	42,717	(327,407)	(424,757)
Net change in unrealized appreciation (depreciation) on investments	3,393,380	3,911,404	3,577,611	4,140,033	711,792	786,286	440,759	(149,536)
Mortality and expense risk charge (Note 3)	(638,625)	(601,763)	(485,559)	(529,313)	(89,174)	(103,075)	(174,548)	(309,875)
Net increase (decrease) in net assets resulting from operations	4,872,288	4,957,392	4,409,507	5,009,349	813,978	940,963	728,962	10,584
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	8,755,921	10,716,610	6,824,612	8,099,635	2,699,363	3,137,286	1,493,349	3,492,743
Net transfer from (to) fixed accumulation account	(516,468)	350,850	(88,889)	61,385	26,449	22,285	(17,610)	57,270
Transfer between funds	674,048	440,000	(424,000)	10,944	93,193	152,278	(418,788)	1,925,216
Payments to contract owners	(3,219,373)	(2,406,042)	(1,270,268)	(1,919,995)	(220,455)	(557,708)	(1,584,250)	(3,120,912)
Annual maintenance charge (Note 3)	(66,596)	(78,156)	(76,645)	(103,967)	(32,295)	(39,155)	(7,626)	(15,086)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	5,627,531	9,023,262	4,964,809	6,148,001	2,566,256	2,714,986	(534,925)	2,339,232
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,499,820	13,980,653	9,374,316	11,157,351	3,380,233	3,655,948	194,037	2,349,815
Net Assets:
Beginning of year	$44,743,271	$41,018,018	$33,229,164	$35,803,692	$5,420,238	$6,346,982	$13,614,360	$23,325,009
End of year	$55,243,091	$54,998,671	$42,603,480	$46,961,043	$8,800,471	$10,002,930	$13,808,397	$25,674,824
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
OPERATIONS
Investment Income	$173,276	$129,237	$20,584	$58,720	$39,312	$77,248	$5,189	$90,320
Capital gain distribution	495,384	4,810	54,488	48,938	33,164	–	–	–
Net realized gain (loss) on investments	790,058	(148,365)	(35,254)	153,013	(32,293)	(17,595)	(22,584)	(88,353)
Net change in unrealized appreciation (depreciation) on investments	1,542,806	111,658	105,749	352,990	21,438	49,067	124,079	37,786
Mortality and expense risk charge (Note 3)	(172,360)	(57,279)	(21,422)	(55,024)	(15,802)	(28,667)	(12,150)	(41,617)
Net increase (decrease) in net assets resulting from operations	2,829,164	40,061	124,144	558,637	45,820	80,053	94,535	(1,865)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,233,893	443,911	85,304	400,562	34,393	561,192	56,175	327,830
Net transfer from (to) fixed accumulation account	(593,745)	209,144	(94,423)	(160,435)	(78,331)	3,534	(104,864)	(174,196)
Transfer between funds	(172,130)	436,049	21,173	2,488	952	274,726	(4,298)	236,848
Payments to contract owners	(1,074,771)	(481,965)	(143,049)	(274,413)	(97,525)	(237,213)	(45,834)	(289,226)
Annual maintenance charge (Note 3)	(4,559)	(2,071)	(543)	(1,409)	(353)	(1,287)	(275)	(898)
Surrender charges (Note 3)	–	(38)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(611,313)	605,031	(131,538)	(33,206)	(140,863)	600,952	(99,096)	100,359
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,217,851	645,092	(7,394)	525,431	(95,044)	681,005	(4,562)	98,494
Net Assets:
Beginning of year	$12,675,114	$4,218,955	$1,690,282	$4,135,093	$1,327,636	$1,994,846	$994,022	$3,276,317
End of year	$14,892,965	$4,864,047	$1,682,888	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$8,385,623
Capital gain distribution	–
Net realized gain (loss) on investments	(3,955,661)
Net change in unrealized appreciation (depreciation) on investments	43,408,492
Mortality and expense risk charge (Note 3)	(5,726,333)
Net increase (decrease) in net assets resulting from operations	42,112,121
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	11,198,153
Net transfer from (to) fixed accumulation account	(5,434,910)
Transfer between funds	(6,081,490)
Payments to contract owners	(36,256,375)
Annual maintenance charge (Note 3)	(158,172)
Surrender charges (Note 3)	(814)
Mortality guarantee adjustment	43,508
Net increase (decrease) in net assets resulting from contract owners; transactions	(36,690,100)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,422,021
Net Assets:
Beginning of year	$448,957,246
End of year	$454,379,267
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
OPERATIONS
Investment Income	$–	$–	$135,862	$85,969	$78,825	$171,959	$13,997	$200,554
Capital gain distribution	–	–	–	2,870,587	–	1,097,640	–	–
Net realized gain (loss) on investments	(37,266)	(1,848,701)	(92,367)	712,342	(312,195)	(100,829)	(3,310)	342,155
Net change in unrealized appreciation (depreciation) on investments	82,422	8,215,529	82,060	12,020,861	616,403	(234,616)	114,144	1,845,053
Mortality and expense risk charge (Note 3)	(2,811)	(424,318)	(35,785)	(590,846)	(31,595)	(112,378)	(10,431)	(199,979)
Net increase (decrease) in net assets resulting from operations	42,345	5,942,510	89,770	15,098,913	351,438	821,776	114,400	2,187,783
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	721	1,182,275	1,332,143	2,083,148	899,019	494,208	15,796	900,501
Net transfer from (to) fixed accumulation account	989	(364,309)	60,918	272,341	96,267	(71,680)	8,587	(379,031)
Transfer between funds	2,221	(435,546)	94,463	(118,764)	20,625	30,954	8,424	(189,426)
Payments to contract owners	(34,342)	(3,039,397)	(202,777)	(4,466,678)	(169,093)	(588,492)	(100,970)	(1,404,997)
Annual maintenance charge (Note 3)	(132)	(2,258)	(2,787)	(24,655)	(2,958)	(2,686)	(295)	(1,738)
Surrender charges (Note 3)	–	(1,490)	–	(6,969)	–	(1,534)	–	(2,289)
Mortality guarantee adjustment	–	2,635	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(30,543)	(2,658,090)	1,281,960	(2,261,577)	843,860	(139,230)	(68,458)	(1,076,980)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,802	3,284,420	1,371,730	12,837,336	1,195,298	682,546	45,942	1,110,803
Net Assets:
Beginning of year	214,935	32,983,458	2,379,610	42,145,738	2,041,159	9,268,676	825,658	15,843,827
End of year	$226,737	$36,267,878	$3,751,340	$54,983,074	$3,236,457	$9,951,222	$871,600	$16,954,630
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$73,240	$502,103	$109,522	$109,042	$1,523,582	$3,253,013	$153,819	$–
Capital gain distribution	33,237	279,641	–	–	7,953,937	10,976,556	36,848	–
Net realized gain (loss) on investments	50,612	(323,063)	(25,987)	(43,521)	143,281	1,530,888	(98,488)	(136,352)
Net change in unrealized appreciation (depreciation) on investments	416,156	4,251,029	125,735	145,464	11,426,217	23,697,181	1,337,158	335,438
Mortality and expense risk charge (Note 3)	(43,694)	(350,975)	(20,817)	(20,624)	(1,769,891)	(3,261,799)	(112,553)	(31,995)
Net increase (decrease) in net assets resulting from operations	529,551	4,358,735	188,453	190,361	19,277,126	36,195,839	1,316,784	167,091
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	486,265	1,277,246	131,371	95,916	3,919,852	7,025,947	1,697,157	120,298
Net transfer from (to) fixed accumulation account	92,504	(434,798)	(84,631)	(14,838)	(2,463,616)	(4,126,921)	865,554	(23,326)
Transfer between funds	59,504	1,232,684	117,702	27,483	876,183	(626,478)	205,550	44,520
Payments to contract owners	(644,750)	(3,432,365)	(115,298)	(155,976)	(9,298,545)	(15,101,246)	(712,305)	(280,735)
Annual maintenance charge (Note 3)	(1,271)	(8,619)	(619)	(225)	(9,558)	(35,942)	(5,555)	(75)
Surrender charges (Note 3)	–	(4,120)	–	(27)	(4,729)	(7,225)	–	(281)
Mortality guarantee adjustment	–	–	–	–	1,803	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(7,748)	(1,369,972)	48,525	(47,667)	(6,978,610)	(12,871,865)	2,050,401	(139,599)
TOTAL INCREASE (DECREASE) IN NET ASSETS	521,803	2,988,763	236,978	142,694	12,298,516	23,323,974	3,367,185	27,492
Net Assets:
Beginning of year	3,175,568	28,750,070	1,575,103	1,666,833	142,582,580	257,679,527	7,371,171	2,571,460
End of year	$3,697,371	$31,738,833	$1,812,081	$1,809,527	$154,881,096	$281,003,501	$10,738,356	$2,598,952
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$11,345	$72,176	$27,964	$51,649	$356,702	$41,617	$29,578	$501,871
Capital gain distribution	50,482	44,438	5,694	–	–	–	3,590	56,030
Net realized gain (loss) on investments	14,311	(175,922)	(2,968)	(21,697)	(763)	(32,173)	39,391	285,917
Net change in unrealized appreciation (depreciation) on investments	58,718	280,454	68,733	197,944	1,356,919	208,711	175,357	3,497,534
Mortality and expense risk charge (Note 3)	(8,856)	(25,502)	(10,701)	(22,805)	(166,117)	(20,627)	(19,815)	(350,771)
Net increase (decrease) in net assets resulting from operations	126,000	195,644	88,722	205,091	1,546,741	197,528	228,101	3,990,581
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	22,969	108,428	76,314	230,620	991,393	222,293	15,348	2,045,819
Net transfer from (to) fixed accumulation account	(6,837)	(189,002)	(276)	(57,580)	150,060	52,196	(173,877)	(9,504)
Transfer between funds	11,333	(54,869)	(189)	(95,942)	(82,694)	(384)	61	(97,587)
Payments to contract owners	(39,143)	(446,544)	(25,679)	(446,024)	(874,388)	(121,472)	(220,236)	(945,641)
Annual maintenance charge (Note 3)	(255)	(732)	(410)	(985)	(5,660)	(908)	(892)	(12,902)
Surrender charges (Note 3)	–	(1,300)	–	–	(2,651)	–	–	(5,953)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(11,933)	(584,019)	49,760	(369,911)	176,060	151,725	(379,596)	974,232
TOTAL INCREASE (DECREASE) IN NET ASSETS	114,067	(388,375)	138,482	(164,820)	1,722,801	349,253	(151,495)	4,964,813
Net Assets:
Beginning of year	683,247	2,480,488	793,040	1,856,316	12,791,540	1,416,180	1,722,119	26,018,920
End of year	$797,314	$2,092,113	$931,522	$1,691,496	$14,514,341	$1,765,433	$1,570,624	$30,983,733
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$7,316	$14,329	$271,037	$6,012	$1,739	$9,316	$122	$1,132
Capital gain distribution	6,074	14,627	325,056	5,918	1,314	6,254	97	1,068
Net realized gain (loss) on investments	758	20,325	259,207	589	(233)	(4,167)	(35)	66
Net change in unrealized appreciation (depreciation) on investments	63,811	119,632	2,824,171	58,761	18,102	113,919	1,267	14,402
Mortality and expense risk charge (Note 3)	(5,507)	(11,789)	(256,704)	(5,079)	(1,367)	(6,707)	(101)	(1,204)
Net increase (decrease) in net assets resulting from operations	72,452	157,124	3,422,767	66,201	19,555	118,615	1,350	15,464
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	23,304	11,180	1,740,770	102,770	26,037	49,863	1,200	1,267
Net transfer from (to) fixed accumulation account	4,931	(123,912)	20,830	(1,099)	–	9,296	–	4,751
Transfer between funds	(1)	–	132,848	(21,941)	(2,762)	282,218	–	898
Payments to contract owners	(8,161)	–	(1,088,482)	(73,656)	–	(24,002)	–	(10,605)
Annual maintenance charge (Note 3)	(437)	(509)	(18,846)	(598)	(7)	(225)	(105)	(25)
Surrender charges (Note 3)	–	–	(7,328)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	19,636	(113,241)	779,792	5,476	23,268	317,150	1,095	(3,714)
TOTAL INCREASE (DECREASE) IN NET ASSETS	92,088	43,883	4,202,559	71,677	42,823	435,765	2,445	11,750
Net Assets:
Beginning of year	405,004	864,970	18,956,773	358,657	93,526	417,177	6,938	88,508
End of year	$497,092	$908,853	$23,159,332	$430,334	$136,349	$852,942	$9,383	$100,258
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$101,281	$139,909	$279,963	$992,754	$814,893	$412,907	$7,636,148	$67,288
Capital gain distribution	–	–	–	–	–	–	5,744,518	–
Net realized gain (loss) on investments	(173,724)	(60,626)	(138,564)	(592,214)	(166,204)	(137,496)	24,937,229	(54,998)
Net change in unrealized appreciation (depreciation) on investments	257,818	237,281	1,223,910	5,522,202	5,618,029	4,277,036	102,166,200	121,942
Mortality and expense risk charge (Note 3)	(34,087)	(45,967)	(139,819)	(551,768)	(526,347)	(349,046)	(7,526,729)	(19,912)
Net increase (decrease) in net assets resulting from operations	151,288	270,597	1,225,490	5,370,974	5,740,371	4,203,401	132,957,366	114,320
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	127,178	123,469	562,201	2,639,877	2,393,536	1,970,313	15,537,312	1,226,378
Net transfer from (to) fixed accumulation account	(363,275)	(216,956)	(220,864)	(793,809)	(1,128,622)	(366,926)	(10,333,347)	121,335
Transfer between funds	(316,991)	74,021	(27,938)	(413,525)	(220,471)	(155,188)	(4,958,653)	400,304
Payments to contract owners	(245,633)	(446,488)	(670,870)	(2,576,046)	(2,732,949)	(1,990,584)	(43,853,573)	(45,907)
Annual maintenance charge (Note 3)	(1,171)	(1,600)	(7,558)	(29,963)	(26,734)	(19,528)	(202,463)	(1,238)
Surrender charges (Note 3)	–	(304)	(574)	(5,390)	(6,869)	(7,787)	(26,443)	–
Mortality guarantee adjustment	–	–	–	–	–	–	3,892	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(799,892)	(467,858)	(365,603)	(1,178,856)	(1,722,109)	(569,700)	(43,833,275)	1,700,872
TOTAL INCREASE (DECREASE) IN NET ASSETS	(648,604)	(197,261)	859,887	4,192,118	4,018,262	3,633,701	89,124,091	1,815,192
Net Assets:
Beginning of year	2,778,132	4,109,521	11,102,199	42,990,779	41,505,152	26,540,530	565,953,341	984,489
End of year	$2,129,528	$3,912,260	$11,962,086	$47,182,897	$45,523,414	$30,174,231	$655,077,432	$2,799,681
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
OPERATIONS
Investment Income	$850,203	$529,226	$446,369	$831,454	$664	$58,753	$–	$762,989
Capital gain distribution	–	177,318	818,715	–	26,932	6,300	–	2,283,475
Net realized gain (loss) on investments	(440,306)	3,027,773	(544,661)	–	6,453	87,816	(393,006)	2,326,185
Net change in unrealized appreciation (depreciation) on investments	1,595,322	8,578,462	1,322,214	–	31,474	347,875	979,193	6,292,738
Mortality and expense risk charge (Note 3)	(412,290)	(823,790)	(233,657)	(205,134)	(4,927)	(46,034)	(90,109)	(598,572)
Net increase (decrease) in net assets resulting from operations	1,592,929	11,488,989	1,808,980	626,320	60,596	454,710	496,078	11,066,815
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,485,089	2,463,130	1,035,428	1,357,381	18,566	221,005	437,541	1,289,950
Net transfer from (to) fixed accumulation account	(716,083)	(1,476,991)	(333,171)	5,291,811	7,461	149,097	(81,224)	(580,721)
Transfer between funds	1,245,951	(1,410,601)	603,186	2,289,818	3,695	58,080	(369,535)	153,778
Payments to contract owners	(2,270,040)	(4,579,899)	(1,755,190)	(1,705,753)	(49,025)	(387,244)	(860,345)	(3,558,186)
Annual maintenance charge (Note 3)	(8,772)	(9,010)	(1,285)	(3,682)	(228)	(300)	(450)	(10,940)
Surrender charges (Note 3)	(3,615)	(3,419)	(3,482)	(2,222)	–	(1,760)	(977)	(2,230)
Mortality guarantee adjustment	(360)	2,872	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(267,830)	(5,013,918)	(454,514)	7,227,353	(19,531)	38,878	(874,990)	(2,708,349)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,325,099	6,475,071	1,354,466	7,853,673	41,065	493,588	(378,912)	8,358,466
Net Assets:
Beginning of year	33,894,200	63,431,859	19,123,052	14,484,626	358,453	3,727,894	7,571,009	44,401,509
End of year	$35,219,299	$69,906,930	$20,477,518	$22,338,299	$399,518	$4,221,482	$7,192,097	$52,759,975
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$6,756	$27,029	$9,589	$90,052	$–	$31,974	$–	$39,131
Capital gain distribution	29,570	94,820	18,185	200,253	–	130,898	–	–
Net realized gain (loss) on investments	(1,079)	13,985	16,689	44,686	(211,729)	(2,717)	(16,317)	(42,365)
Net change in unrealized appreciation (depreciation) on investments	122,215	244,625	21,228	376,914	496,543	1,027,880	1,294,271	79,115
Mortality and expense risk charge (Note 3)	(10,611)	(35,444)	(6,533)	(70,009)	(26,171)	(61,693)	(40,592)	(44,235)
Net increase (decrease) in net assets resulting from operations	146,851	345,015	59,158	641,896	258,643	1,126,342	1,237,362	31,646
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	44,965	187,038	30,642	286,212	728,762	1,669,659	256,553	435,850
Net transfer from (to) fixed accumulation account	34,583	1,193	(12,546)	24,716	78,390	141,939	(14,133)	(21,429)
Transfer between funds	23,877	405,333	9,416	535,023	67,246	142,340	40,765	87,498
Payments to contract owners	(86,250)	(315,861)	(26,276)	(881,066)	(149,795)	(240,810)	(510,965)	(313,996)
Annual maintenance charge (Note 3)	(298)	(75)	(238)	(712)	(3,557)	(6,885)	(1,685)	(4,019)
Surrender charges (Note 3)	–	(26)	–	(2,381)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	16,877	277,602	998	(38,208)	721,046	1,706,243	(229,465)	183,904
TOTAL INCREASE (DECREASE) IN NET ASSETS	163,728	622,617	60,156	603,688	979,689	2,832,585	1,007,897	215,550
Net Assets:
Beginning of year	802,894	2,558,606	514,695	5,720,351	1,614,889	3,656,509	2,607,296	3,441,008
End of year	$966,622	$3,181,223	$574,851	$6,324,039	$2,594,578	$6,489,094	$3,615,193	$3,656,558
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO*	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$422,117	$40,214	$–	$–	$31,574	$–	$145,236	$80,879
Capital gain distribution	902,240	–	–	1,259,582	–	–	–	–
Net realized gain (loss) on investments	101,606	(46,671)	–	176,413	(52,814)	(15,482)	(61,590)	75,218
Net change in unrealized appreciation (depreciation) on investments	557,420	174,525	–	10,136,662	105,696	2,194,722	89,291	342,008
Mortality and expense risk charge (Note 3)	(238,729)	(19,327)	–	(402,860)	(15,432)	(140,502)	(46,805)	(40,380)
Net increase (decrease) in net assets resulting from operations	1,744,654	148,741	–	11,169,797	69,024	2,038,738	126,132	457,725
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,856,429	197,239	–	6,167,653	91,379	2,235,186	239,701	471,564
Net transfer from (to) fixed accumulation account	219,105	(44,736)	–	(82,059)	(39,518)	(93,217)	19,725	(98,007)
Transfer between funds	896,912	54,985	–	(413,205)	26,718	217,712	45,244	201,201
Payments to contract owners	(1,475,226)	(122,081)	–	(1,939,767)	(140,334)	(743,392)	(326,723)	(308,302)
Annual maintenance charge (Note 3)	(19,419)	(1,865)	–	(46,854)	(771)	(14,187)	(2,686)	(3,927)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	4,477,801	83,542	–	3,685,768	(62,526)	1,602,102	(24,739)	262,529
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,222,455	232,283	–	14,855,565	6,498	3,640,840	101,393	720,254
Net Assets:
Beginning of year	17,165,975	1,465,446	–	24,312,344	1,266,222	9,500,117	3,691,982	2,976,974
End of year	$23,388,430	$1,697,729	$–	$39,167,909	$1,272,720	$13,140,957	$3,793,375	$3,697,228
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$26,362	$137,568	$–	$–	$2,198,266	$604,513	$209,980	$350,742
Capital gain distribution	110,818	–	–	–	–	–	–	–
Net realized gain (loss) on investments	38,575	(30,015)	(14,191)	(156,642)	1,554,439	24,287	(33,141)	131,011
Net change in unrealized appreciation (depreciation) on investments	289,148	144,006	20,471	261,109	27,745,377	2,330,793	329,054	5,183,130
Mortality and expense risk charge (Note 3)	(48,119)	(39,049)	(2,482)	(44,388)	(1,673,545)	(223,366)	(71,018)	(295,170)
Net increase (decrease) in net assets resulting from operations	416,784	212,510	3,798	60,079	29,824,537	2,736,227	434,875	5,369,713
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	645,268	433,870	7,426	196,044	25,104,468	2,699,990	975,098	4,789,277
Net transfer from (to) fixed accumulation account	(72,205)	30,432	(29,640)	(137,809)	2,596,737	467,985	127,320	887,287
Transfer between funds	106,758	141,675	596	58,835	1,547,077	(184,358)	68,592	628,807
Payments to contract owners	(363,185)	(196,105)	(978)	(294,361)	(8,586,143)	(1,400,638)	(305,626)	(1,045,979)
Annual maintenance charge (Note 3)	(4,874)	(2,523)	(61)	(712)	(151,657)	(15,273)	(6,453)	(22,090)
Surrender charges (Note 3)	–	–	–	(726)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	311,762	407,349	(22,657)	(178,729)	20,510,482	1,567,706	858,931	5,237,302
TOTAL INCREASE (DECREASE) IN NET ASSETS	728,546	619,859	(18,859)	(118,650)	50,335,019	4,303,933	1,293,806	10,607,015
Net Assets:
Beginning of year	3,616,118	2,914,630	219,645	3,925,091	111,865,639	16,050,528	5,129,885	19,458,301
End of year	$4,344,664	$3,534,489	$200,786	$3,806,441	$162,200,658	$20,354,461	$6,423,691	$30,065,316
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$181,881	$755,327	$55,675	$378,921	$187,843	$400,166	$239,086	$766,147
Capital gain distribution	–	–	–	–	724,242	–	265,905	338,741
Net realized gain (loss) on investments	–	(106,475)	(189,667)	13,909	72,051	181,337	(628,219)	(230,719)
Net change in unrealized appreciation (depreciation) on investments	–	800,167	2,938,237	692,890	1,255,898	3,488,865	1,224,057	2,800,963
Mortality and expense risk charge (Note 3)	(44,395)	(156,759)	(161,714)	(109,298)	(114,097)	(282,808)	(118,720)	(336,355)
Net increase (decrease) in net assets resulting from operations	137,486	1,292,260	2,642,531	976,422	2,125,937	3,787,560	982,109	3,338,777
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,256,931	1,932,432	1,361,415	1,372,841	2,092,358	4,703,138	436,459	4,753,475
Net transfer from (to) fixed accumulation account	2,088,740	(236,546)	(153,959)	39,974	182,064	1,176,794	(1,169,324)	(256,379)
Transfer between funds	31,615	706,835	(90,526)	513,198	342,159	756,800	(267,925)	(1,509,444)
Payments to contract owners	(513,863)	(847,129)	(1,072,686)	(684,529)	(674,147)	(1,272,284)	(1,691,908)	(2,492,147)
Annual maintenance charge (Note 3)	(2,722)	(12,454)	(15,426)	(7,829)	(9,672)	(23,343)	(5,315)	(21,584)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	4,860,701	1,543,138	28,818	1,233,655	1,932,762	5,341,105	(2,698,013)	473,921
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,998,187	2,835,398	2,671,349	2,210,077	4,058,699	9,128,665	(1,715,904)	3,812,698
Net Assets:
Beginning of year	2,329,626	11,774,494	11,624,461	8,065,233	7,861,163	19,175,270	10,343,960	25,126,088
End of year	$7,327,813	$14,609,892	$14,295,810	$10,275,310	$11,919,862	$28,303,935	$8,628,056	$28,938,786
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$1,107,008	$1,081,880	$952,730	$739,766	$775,343	$116,558	$132,891	$412,967
Capital gain distribution	–	–	–	–	–	–	–	137,391
Net realized gain (loss) on investments	51,042	14,082	68,334	184,376	142,245	(33,318)	9,315	(598,489)
Net change in unrealized appreciation (depreciation) on investments	4,687,557	5,041,474	4,953,773	4,242,360	4,700,361	705,071	754,126	1,437,675
Mortality and expense risk charge (Note 3)	(486,064)	(477,528)	(437,451)	(356,429)	(377,571)	(52,948)	(60,072)	(172,916)
Net increase (decrease) in net assets resulting from operations	5,359,543	5,659,908	5,537,386	4,810,073	5,240,378	735,363	836,260	1,216,628
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	7,765,667	8,001,506	8,124,084	6,616,347	7,278,657	2,032,409	2,710,190	2,126,162
Net transfer from (to) fixed accumulation account	(569,733)	59,607	15,554	(356,353)	(81,371)	(40,210)	(5,600)	(453,925)
Transfer between funds	(231,304)	(469,387)	(202,572)	(418,238)	(296,562)	(50,973)	8,047	(737,491)
Payments to contract owners	(3,234,707)	(1,594,015)	(1,954,901)	(1,668,292)	(1,427,385)	(251,911)	(372,189)	(2,178,224)
Annual maintenance charge (Note 3)	(45,370)	(62,199)	(71,689)	(68,969)	(97,383)	(23,483)	(27,808)	(7,856)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	3,684,553	5,935,512	5,910,476	4,104,495	5,375,956	1,665,832	2,312,640	(1,251,334)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,044,096	11,595,420	11,447,862	8,914,568	10,616,334	2,401,195	3,148,900	(34,706)
Net Assets:
Beginning of year	34,701,921	33,147,851	29,570,156	24,314,596	25,187,358	3,019,043	3,198,082	13,649,066
End of year	$43,746,017	$44,743,271	$41,018,018	$33,229,164	$35,803,692	$5,420,238	$6,346,982	$13,614,360
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$655,227	$162,316	$74,001	$25,894	$57,592	$29,491	$31,022	$3,695
Capital gain distribution	–	359,492	6,447	55,835	72,273	55,637	–	–
Net realized gain (loss) on investments	(217,212)	346,015	(142,469)	(33,640)	(31,303)	(13,377)	(40,493)	(40,287)
Net change in unrealized appreciation (depreciation) on investments	770,907	1,796,833	311,396	181,871	475,041	68,269	115,553	201,019
Mortality and expense risk charge (Note 3)	(258,725)	(144,685)	(48,321)	(20,943)	(49,863)	(15,009)	(20,177)	(11,464)
Net increase (decrease) in net assets resulting from operations	950,197	2,519,971	201,054	209,017	523,740	125,011	85,905	152,963
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,078,278	1,383,485	526,704	80,029	204,673	50,044	606,538	22,889
Net transfer from (to) fixed accumulation account	(442,971)	86,839	(92,702)	42,051	101,153	4,937	(231,746)	14,045
Transfer between funds	678,634	134,859	347,899	(5,515)	52,803	62,280	7,218	12,298
Payments to contract owners	(1,393,112)	(1,440,868)	(412,643)	(239,266)	(551,131)	(71,046)	(24,723)	(70,232)
Annual maintenance charge (Note 3)	(15,671)	(3,927)	(2,068)	(563)	(1,403)	(354)	(1,081)	(303)
Surrender charges (Note 3)	–	–	(93)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,905,158	160,388	367,097	(123,264)	(193,905)	45,861	356,206	(21,303)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,855,355	2,680,359	568,151	85,753	329,835	170,872	442,111	131,660
Net Assets:
Beginning of year	19,469,654	9,994,755	3,650,804	1,604,529	3,805,258	1,156,764	1,552,735	862,362
End of year	$23,325,009	$12,675,114	$4,218,955	$1,690,282	$4,135,093	$1,327,636	$1,994,846	$994,022
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$94,535	$5,710,391
Capital gain distribution	–	15,113,133
Net realized gain (loss) on investments	(221,533)	(6,915,135)
Net change in unrealized appreciation (depreciation) on investments	305,230	51,587,921
Mortality and expense risk charge (Note 3)	(43,567)	(5,304,152)
Net increase (decrease) in net assets resulting from operations	134,665	60,192,158
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	224,693	12,486,814
Net transfer from (to) fixed accumulation account	60,518	(7,019,621)
Transfer between funds	128,156	(2,553,234)
Payments to contract owners	(780,416)	(27,221,940)
Annual maintenance charge (Note 3)	(1,095)	(183,227)
Surrender charges (Note 3)	–	(1,426)
Mortality guarantee adjustment	–	47,275
Net increase (decrease) in net assets resulting from contract owners; transactions	(368,144)	(24,445,359)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(233,479)	35,746,799
Net Assets:
Beginning of year	3,509,796	413,210,447
End of year	$3,276,317	$448,957,246
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Year Ended December 31, 2024 and December 31, 2023
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DFA VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024 and December 31, 2023
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SELECTED VALUE FUND INVESTOR SHARES

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024 and December 31, 2023
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
During 2024 and 2023 no new funds were added to the separate account.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
Segment Reporting
In this reporting period, the subaccounts adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”).  Adoption of the new standard impacted disclosures only and did not affect the subaccounts’ financial position nor the results of their operations.  An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024 and December 31, 2023
operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Executive Vice President of Life and Retirement is the Account’s CODM and has determined that each subaccount has operated as a single segment since inception.  The CODM monitors the operating results of each subaccount and each subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each subaccount’s portfolio management team.  The financial information, in the form of the subaccounts’ holdings, total returns, expense ratios, and changes in contract owners’ equity (i.e., changes in contract owners’ equity resulting from operations, contract purchase payments, withdrawals, surrenders, and transfers) are used by the CODM to assess each subaccount’s performance by comparing the  underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each subaccount’s single segment, which is consistent with that presented within the subaccounts’ financial statements.  Segment assets are reflected on the subaccounts’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.”
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2024, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024 and December 31, 2023
Calculation of Annuity Reserves.
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-account(s) containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subsaccounts have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the sub-account, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-account(s).
HMLIC did not contribute any bonus credits in 2024 and contributed $(303) in bonus creditsto the contract owner accounts for the year ended December 31, 2023. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2024 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	$2,202	$51,769
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	1,111,802	8,205,647
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	1,823,789	791,762
AMERICAN FUNDS IS GROWTH FUND CLASS 4	7,355,441	8,047,844
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	2,036,107	611,818
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	1,297,843	1,505,044
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	126,533	107,550
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	1,163,689	2,093,207
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	1,067,395	529,931
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	3,083,624	4,772,208
BLACKROCK HIGH YIELD V.I. FUND CLASS I	249,825	241,280
BLACKROCK HIGH YIELD V.I. FUND CLASS III	507,616	413,160
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	9,075,406	15,953,308
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	23,070,817	28,906,691
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	4,629,528	1,784,063
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	194,910	1,006,114
DFA VA U.S. TARGETED VALUE PORTFOLIO	194,395	26,049
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	172,192	741,298
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	67,908	53,934
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	192,607	904,837
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	1,323,848	1,964,761
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	398,010	367,914
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	255,436	246,308
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	3,268,406	2,042,679
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	165,718	12,835
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	147,342	14,303
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	2,990,058	1,199,147
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	16,607	213,717
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	8,917	1,706
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	170,111	88
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,547	256
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	459,147	3,460
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	100,222	849,980
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	486,369	558,323
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	1,013,501	2,162,966
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,450,049	6,260,763
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	3,026,440	6,999,756
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	2,151,794	3,631,044
FIDELITY VIP INDEX 500 PORTFOLIO SC2	25,913,458	47,122,772
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	1,988,876	324,746
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	4,445,284	4,698,587
FIDELITY VIP OVERSEAS PORTFOLIO SC2	6,369,449	5,433,402
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	1,748,680	3,492,963
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	14,272,854	4,407,184
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	261,010	109,680
JPMORGAN SMALL CAP VALUE FUND CLASS A	528,897	651,794
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	387,522	1,500,494
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	4,626,568	3,814,462
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	215,220	161,655
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	260,320	478,609
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	62,181	78,719
MFS VIT MID CAP VALUE PORTFOLIO SC	692,859	858,788
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	1,261,866	712,138
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	3,449,928	856,713
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	572,926	573,183
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	592,273	410,241
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	10,847,466	3,518,855
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	552,316	264,814

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024
	Purchases	Sales
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	13,114,565	5,624,709
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,254	153,117
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	3,837,402	1,644,490
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	530,421	532,494
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	1,074,216	403,384
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	1,670,830	417,733
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	1,079,256	569,962
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	40,032	87,963
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	321,594	908,547
VANGUARD 500 INDEX FUND ADMIRAL SHARES	51,422,907	19,291,466
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	6,261,690	2,484,363
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	2,328,820	787,544
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	8,075,837	3,236,543
VANGUARD FEDERAL MONEY MARKET FUND	13,442,115	3,620,760
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	5,806,415	2,144,313
VANGUARD MID-CAP GROWTH INDEX FUND	1,598,492	2,626,926
VANGUARD REIT INDEX FUND ADMIRAL SHARES	2,070,065	1,356,354
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	5,590,387	1,587,664
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	10,386,388	2,844,648
VANGUARD TARGET RETIREMENT 2020 FUND	1,543,162	1,708,237
VANGUARD TARGET RETIREMENT 2025 FUND	5,867,368	6,774,033
VANGUARD TARGET RETIREMENT 2030 FUND	13,250,431	6,630,690
VANGUARD TARGET RETIREMENT 2035 FUND	12,019,548	4,913,107
VANGUARD TARGET RETIREMENT 2040 FUND	13,369,394	3,300,145
VANGUARD TARGET RETIREMENT 2045 FUND	8,236,297	2,439,592
VANGUARD TARGET RETIREMENT 2050 FUND	9,545,857	2,528,539
VANGUARD TARGET RETIREMENT 2055 FUND	3,036,639	368,198
VANGUARD TARGET RETIREMENT 2060 FUND	3,537,267	667,604
VANGUARD TARGET RETIREMENT INCOME FUND	2,474,566	2,721,288
VANGUARD TOTAL BOND MARKET INDEX FUND	6,994,404	4,495,053
VANGUARD VIF EQUITY INDEX PORTFOLIO	2,260,023	1,584,978
VANGUARD VIF GLOBAL BOND INDEX	1,336,228	802,794
VANGUARD VIF INTERNATIONAL PORTFOLIO	212,870	326,012
VANGUARD VIF MID-CAP INDEX PORTFOLIO	554,836	382,395
VANGUARD VIF REIT INDEX PORTFOLIO	111,394	227,875
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	937,238	305,300
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	60,578	189,219
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	654,567	593,860
WILSHIRE VIT GLOBAL ALLOCATION FUND	19,962,402	57,948,874

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Year Ended December 31, 2023 and December 31, 2024
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 1/1/2023	Consideration Received 2023	Net Transfers 2023	Payments to Contract Owners 2023	Units Outstanding at 12/31/2023	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,823	20	70	(997)	5,916	88	(55)	(833)	5,117
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	667,896	21,796	(14,771)	(56,161)	618,759	15,530	(39,217)	(54,024)	541,048
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	203,672	127,254	13,546	(29,466)	315,006	86,474	42,988	(45,653)	398,815
AMERICAN FUNDS IS GROWTH FUND CLASS 4	221,246	9,339	752	(19,771)	211,566	6,399	1,355	(22,775)	196,545
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	121,640	50,875	6,715	(11,002)	168,228	62,009	29,585	(12,646)	247,177
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	597,410	31,468	(2,517)	(37,349)	589,011	24,321	15,798	(58,251)	570,879
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	30,459	537	599	(3,584)	28,011	2,194	(43)	(1,605)	28,557
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	528,352	28,054	(17,901)	(43,766)	494,739	23,981	(22,803)	(44,844)	451,073
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,380	22,353	6,785	(28,846)	150,671	23,334	7,456	(13,000)	168,460
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,131,920	48,120	30,302	(128,908)	1,081,435	41,859	(841)	(119,923)	1,002,530
BLACKROCK HIGH YIELD V.I. FUND CLASS I	196,076	16,221	4,462	(14,983)	201,775	11,240	1,555	(21,493)	193,077
BLACKROCK HIGH YIELD V.I. FUND CLASS III	209,382	11,503	1,348	(18,524)	203,709	9,444	24,778	(29,874)	208,057
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,401,764	91,668	(33,859)	(216,824)	3,242,748	76,644	(79,849)	(229,425)	3,010,117
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,452,711	38,379	(25,032)	(82,071)	1,383,988	31,245	(42,070)	(95,300)	1,277,863
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,846,090	629,135	391,219	(272,865)	3,593,579	761,846	309,989	(332,809)	4,332,605
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	77,347	3,517	435	(8,318)	72,981	3,207	(7,670)	(9,643)	58,875
DFA VA U.S. TARGETED VALUE PORTFOLIO	24,064	787	209	(1,374)	23,686	1,179	2,054	(952)	25,966
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	154,826	6,520	(14,848)	(27,012)	119,487	2,405	(23,663)	(7,892)	90,337
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	49,385	4,460	(30)	(1,561)	52,254	747	(316)	(1,829)	50,856
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	108,795	12,744	(8,027)	(25,167)	88,344	7,971	(17,293)	(22,687)	56,335
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	717,202	53,261	3,953	(47,626)	726,789	41,432	(14,109)	(81,297)	672,815
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	80,929	11,999	2,744	(6,614)	89,057	16,519	(4,943)	(10,077)	90,555
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	60,862	502	(5,733)	(7,534)	48,097	4,963	964	(6,961)	47,063
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	878,641	64,828	(3,874)	(30,452)	909,143	53,817	(12,562)	(45,737)	904,662
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,679	783	168	(292)	15,338	3,782	212	(15)	19,317
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,651	372	(3,820)	(16)	28,186	1,565	1,590	(149)	31,192
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	658,034	56,108	4,474	(35,545)	683,071	45,706	4,652	(28,945)	704,484
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,491	3,819	(804)	(2,769)	14,737	146	30	(6,363)	8,549
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	7,700	2,032	(218)	1	9,514	–	278	(3)	9,789
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	34,564	3,815	23,377	(1,778)	59,978	5,551	1,665	(3,695)	63,499
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	567	91	–	(7)	651	76	–	(7)	721
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,340	96	436	(807)	7,065	94	27,308	(187)	34,280
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	228,449	10,108	(54,307)	(19,944)	164,306	3,211	(18,561)	(35,476)	113,480
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	334,852	9,877	(10,623)	(35,356)	298,750	12,013	9,258	(31,859)	288,162

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Year Ended December 31, 2023 and December 31, 2024
Account Division	Units outstanding at 1/1/2023	Consideration Received 2023	Net Transfers 2023	Payments to Contract Owners 2023	Units Outstanding at 12/31/2023	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	713,842	34,634	(15,286)	(42,012)	691,177	25,848	(19,036)	(68,350)	629,638
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,809,377	164,072	(75,092)	(161,922)	2,736,436	139,148	(86,482)	(213,414)	2,575,689
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,373,821	129,637	(72,848)	(149,603)	2,281,007	108,283	(125,157)	(203,440)	2,060,693
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,430,351	99,218	(26,119)	(101,409)	1,402,041	74,149	(58,061)	(90,943)	1,327,187
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,207,284	30,205	(28,462)	(85,024)	1,124,003	23,124	(30,397)	(88,606)	1,028,123
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	83,668	107,986	44,491	(9,300)	226,845	97,330	49,615	(19,878)	353,911
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,601,980	69,382	25,051	(108,155)	1,588,258	70,160	37,498	(131,591)	1,564,325
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,851,156	65,842	(76,191)	(122,101)	1,718,706	51,844	(49,918)	(126,183)	1,594,449
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	890,320	47,524	13,209	(80,590)	870,463	38,968	(34,159)	(78,597)	796,675
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	14,690,203	1,721,906	7,860,364	(2,458,037)	21,814,436	4,614,485	6,794,919	(2,965,894)	30,257,946
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,526	169	120	(445)	3,370	1,476	(168)	(101)	4,576
JPMORGAN SMALL CAP VALUE FUND CLASS A	101,676	5,938	6,058	(10,344)	103,328	4,968	(1,595)	(12,749)	93,952
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	184,722	10,288	(10,339)	(20,243)	164,429	6,904	(9,978)	(14,499)	146,857
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	830,097	21,690	(6,873)	(59,363)	785,551	13,316	(16,949)	(58,631)	723,287
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	43,494	2,319	3,146	(4,391)	44,568	4,132	4,470	(5,817)	47,353
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	155,832	10,539	23,094	(18,070)	171,396	7,379	(4,468)	(14,149)	160,158
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,645	2,435	(204)	(2,102)	40,774	1,928	(3,413)	(1,796)	37,493
MFS VIT MID CAP VALUE PORTFOLIO SC	353,833	17,295	34,457	(53,225)	352,360	15,431	(20,853)	(27,278)	319,660
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	78,855	34,226	6,927	(7,892)	112,116	30,847	19,860	(14,056)	148,767
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	77,594	32,966	5,466	(5,743)	110,284	31,344	15,605	(9,825)	147,408
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	68,959	5,629	967	(10,716)	64,839	5,318	(2,005)	(5,845)	62,308
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	95,405	11,984	1,942	(8,752)	100,579	11,199	3,410	(7,419)	107,769
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	357,442	105,201	24,332	(37,261)	449,714	101,056	41,045	(54,921)	536,893
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	71,694	9,657	286	(6,257)	75,381	15,221	6,778	(8,521)	88,859
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	287,784	61,671	(3,281)	(23,088)	323,086	57,284	(2,914)	(29,700)	347,756
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	173,229	12,510	(1,848)	(19,266)	164,625	7,609	6,340	(11,556)	167,018
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	114,619	24,941	1,465	(8,743)	132,282	24,343	4,244	(11,253)	149,616
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	419,684	27,234	7,597	(37,566)	416,949	22,439	14,760	(41,346)	412,803
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	256,172	38,166	8,016	(25,402)	276,952	43,489	23,996	(27,970)	316,467
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	59,204	10,408	600	(6,031)	64,181	9,910	6,021	(5,375)	74,737
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	225,941	33,196	13,071	(15,083)	257,125	43,998	18,004	(31,844)	287,283
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,179	523	(2,015)	(72)	13,615	300	2,456	(4,559)	11,812

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Year Ended December 31, 2023 and December 31, 2024
Account Division	Units outstanding at 1/1/2023	Consideration Received 2023	Net Transfers 2023	Payments to Contract Owners 2023	Units Outstanding at 12/31/2023	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	217,806	11,140	(4,312)	(16,783)	207,852	10,988	(6,577)	(20,973)	191,290
VANGUARD 500 INDEX FUND ADMIRAL SHARES	306,365	65,436	10,682	(26,220)	356,263	66,458	20,141	(32,423)	410,440
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,072,293	181,776	18,505	(102,562)	1,170,012	176,699	116,633	(118,581)	1,344,763
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	143,521	29,362	5,484	(11,696)	166,671	30,975	18,826	(16,735)	199,737
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	192,196	48,683	14,179	(15,260)	239,798	40,414	12,706	(20,013)	272,905
VANGUARD FEDERAL MONEY MARKET FUND	2,343,743	3,206,246	2,080,301	(527,316)	7,102,974	8,759,003	2,837,386	(2,701,718)	15,997,646
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,841,582	292,280	68,463	(131,719)	2,070,607	369,326	261,961	(220,790)	2,481,104
VANGUARD MID-CAP GROWTH INDEX FUND	349,061	37,599	(6,334)	(30,230)	350,097	28,455	(17,434)	(31,875)	329,243
VANGUARD REIT INDEX FUND ADMIRAL SHARES	59,346	10,165	4,164	(5,204)	68,472	7,099	3,356	(8,213)	70,713
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	188,441	49,513	11,523	(18,664)	230,813	44,058	20,618	(27,399)	268,090
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	215,427	55,036	20,974	(19,049)	272,388	51,941	34,625	(21,887)	337,067
VANGUARD TARGET RETIREMENT 2020 FUND	293,732.00	11,860.00	(38,777.00)	(46,330.00)	220,485.00	19,258	(5,906)	(25,840)	207,997
VANGUARD TARGET RETIREMENT 2025 FUND	1,193,022	215,605	(77,132)	(116,953)	1,214,542	137,240	(105,803)	(130,764)	1,115,215
VANGUARD TARGET RETIREMENT 2030 FUND	894,698	188,594	(18,301)	(80,491)	984,500	215,915	(14,230)	(92,383)	1,093,802
VANGUARD TARGET RETIREMENT 2035 FUND	1,360,673	307,108	(14,717)	(65,584)	1,587,480	291,721	5,560	(109,321)	1,775,440
VANGUARD TARGET RETIREMENT 2040 FUND	690,015	179,389	(4,210)	(46,259)	818,934	197,684	14,381	(46,035)	984,964
VANGUARD TARGET RETIREMENT 2045 FUND	885,181	225,914	(24,708)	(61,312)	1,025,074	196,547	(14,727)	(38,652)	1,168,242
VANGUARD TARGET RETIREMENT 2050 FUND	568,886	153,246	(7,315)	(33,465)	681,352	142,643	967	(35,617)	789,345
VANGUARD TARGET RETIREMENT 2055 FUND	64,583	40,329	(1,707)	(5,505)	97,700	44,660	1,912	(4,168)	140,103
VANGUARD TARGET RETIREMENT 2060 FUND	77,458	60,892	111	(8,955)	129,506	59,078	3,254	(11,550)	180,288
VANGUARD TARGET RETIREMENT INCOME FUND	943,804	143,480	(77,889)	(147,982)	861,413	91,072	(25,196)	(97,800)	829,489
VANGUARD TOTAL BOND MARKET INDEX FUND	1,912,181	404,255	23,583	(145,594)	2,194,425	328,755	187,257	(294,267)	2,416,170
VANGUARD VIF EQUITY INDEX PORTFOLIO	167,137	21,377	3,611	(21,964)	170,160	14,594	(9,583)	(13,016)	162,155
VANGUARD VIF GLOBAL BOND INDEX	196,119	28,476	13,591	(22,678)	215,507	22,599	32,854	(24,379)	246,581
VANGUARD VIF INTERNATIONAL PORTFOLIO	50,637	2,330	1,106	(6,965)	47,108	2,254	(1,956)	(3,840)	43,566
VANGUARD VIF MID-CAP INDEX PORTFOLIO	121,633	6,272	4,945	(17,313)	115,537	10,560	(4,238)	(7,283)	114,575
VANGUARD VIF REIT INDEX PORTFOLIO	78,792	3,429	4,612	(4,856)	81,977	2,175	(4,659)	(5,918)	73,576
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	153,731	72,241	(22,007)	(15,588)	188,377	51,864	25,805	(22,106)	243,939
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	30,102	737	850	(2,327)	29,362	1,636	(3,089)	(1,339)	26,570
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	318,779	20,097	16,964	(70,451)	285,389	28,655	5,344	(25,354)	294,034
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,253,215	353,409	(263,084)	(766,408)	11,577,132	275,690	(275,889)	(890,792)	10,686,140

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,117	45.82	234,477	1.25%	-%	19.57%
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	541,048	24.17 to 72.84	36,958,287	0.95% to 1.65%	-%	16.22% to 17.03%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	398,815	11.88	4,736,245	1.25%	4.47%	(0.25)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	196,545	321.31 to 346.95	66,213,915	0.95% to 1.65%	0.17%	29.16% to 30.06%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	247,177	19.69	4,867,291	1.25%	3.11%	2.34%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	570,879	18.05 to 19.65	10,921,603	0.95% to 1.65%	1.96%	12.77% to 13.52%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,557	32.84	937,688	1.25%	1.71%	5.53%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	451,073	34.30 to 37.06	16,224,926	0.95% to 1.65%	1.18%	4.57% to 5.31%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	168,460	28.94	4,874,954	1.25%	1.92%	17.93%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,002,530	32.80 to 35.40	34,511,565	0.95% to 1.65%	1.45%	16.89% to 17.73%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	193,077	9.65	1,853,437	1.25%	6.98%	6.87%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	208,057	08.98 to 09.70	1,968,744	0.95% to 1.65%	6.73%	6.11% to 6.83%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,010,117	19.39 to 53.35	153,288,008	0.95% to 1.65%	1.13%	6.20% to 6.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,277,863	213.74 to 237.74	290,314,394	0.95% to 1.65%	1.22%	11.45% to 12.23%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	4,332,605	3.53	15,294,022	1.25%	1.83%	18.06%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	58,875	36.11 to 37.39	2,164,370	0.95% to 1.65%	-%	2.78% to 3.52%
DFA VA U.S. TARGETED VALUE PORTFOLIO	25,966	35.95	933,565	1.25%	1.47%	6.80%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	90,337	17.36 to 18.80	1,656,211	0.95% to 1.65%	2.78%	3.83% to 5.20%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	50,856	18.96	964,369	1.25%	2.92%	6.34%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	56,335	20.51	1,155,396	1.25%	2.25%	7.10%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	672,815	20.47 to 21.93	14,364,087	0.95% to 1.65%	2.30%	6.50% to 7.24%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	90,555	21.42	1,939,609	1.25%	2.34%	8.07%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	47,063	35.81	1,685,207	1.25%	1.94%	9.64%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	904,662	35.86 to 38.29	33,733,851	0.95% to 1.65%	1.71%	8.96% to 9.71%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	19,317	36.20	699,264	1.25%	1.65%	11.69%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,192	36.25	1,130,779	1.25%	1.42%	12.44%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	704,484	36.58 to 39.11	26,782,971	0.95% to 1.65%	1.14%	11.59% to 12.48%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	8,549	32.83	280,649	1.25%	1.07%	12.43%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,789	15.65 to 16.66	157,670	0.95% to 1.65%	1.33%	11.71% to 12.42%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	63,499	15.46 to 16.31	1,013,060	0.95% to 1.65%	1.12%	11.54% to 12.48%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	721	16.21	11,687	1.25%	1.34%	12.49%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	34,280	15.41 to 16.35	545,800	0.95% to 1.65%	1.64%	11.59% to 12.53%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	113,480	13.37	1,517,076	1.25%	3.27%	3.16%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	288,162	13.30 to 13.90	3,930,773	0.95% to 1.65%	3.49%	3.91% to 4.43%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	629,638	17.94 to 19.04	11,667,915	0.95% to 1.65%	2.25%	6.60% to 7.33%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,575,689	17.98 to 19.16	48,001,126	0.95% to 1.65%	1.94%	7.66% to 8.43%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,060,693	21.02 to 22.41	44,950,535	0.95% to 1.65%	1.59%	8.86% to 9.64%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,327,188	23.19 to 24.56	31,697,043	0.95% to 1.65%	1.23%	10.59% to 11.33%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,028,123	561.23 to 745.94	737,195,315	0.95% to 1.65%	1.07%	22.56% to 23.42%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	353,911	12.41	4,390,498	1.25%	3.90%	0.57%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,564,325	10.62 to 23.76	34,784,331	0.95% to 1.65%	3.35%	(0.19)% to 0.55%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,594,449	25.15 to 45.20	67,071,543	0.95% to 1.65%	1.44%	3.07% to 3.81%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	796,675	23.76 to 25.35	19,662,120	0.95% to 1.65%	3.85%	4.53% to 5.27%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	30,257,946	01.06 to 01.09	32,203,969	0.95% to 1.65%	5.11%	2.88% to 3.92%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	4,576	135.36	619,452	1.25%	0.75%	14.18%
JPMORGAN SMALL CAP VALUE FUND CLASS A	93,952	42.14 to 45.03	4,122,886	0.95% to 1.65%	0.80%	6.95% to 7.70%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	146,856	50.27 to 54.56	7,749,817	0.95% to 1.65%	0.16%	20.21% to 21.03%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	723,287	79.19 to 85.97	59,460,295	0.95% to 1.65%	0.53%	21.96% to 22.81%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	47,353	22.48	1,064,528	1.25%	1.00%	3.64%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	160,158	19.50 to 20.27	3,194,499	0.95% to 1.65%	0.83%	6.97% to 7.70%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,494	15.84	593,850	1.25%	1.28%	12.34%
MFS VIT MID CAP VALUE PORTFOLIO SC	319,660	19.18 to 20.64	6,429,041	0.95% to 1.65%	1.05%	11.71% to 12.42%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	148,767	24.39	3,628,741	1.25%	-%	5.40%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	147,408	71.67	10,565,007	1.25%	0.34%	21.80%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	62,307	74.62	4,649,557	1.25%	-%	33.82%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	107,769	35.28	3,802,269	1.25%	0.35%	(2.94)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	536,893	57.47	30,854,817	1.25%	2.07%	10.50%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	88,859	22.50	1,999,036	1.25%	2.38%	(0.09)%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	347,756	155.16	53,958,382	1.25%	-%	27.99%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	167,017	7.24	1,209,782	1.25%	3.02%	(6.34)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	149,616	101.89	15,244,026	1.25%	-%	2.57%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	412,802	9.10	3,756,918	1.25%	4.40%	0.00%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	316,467	13.57	4,293,155	1.25%	2.49%	1.65%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	74,736	74.17	5,543,150	1.25%	0.93%	9.57%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	287,283	14.12	4,056,384	1.25%	4.81%	2.69%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	11,812	12.94	152,865	1.25%	-%	(12.27)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	191,290	14.99 to 16.65	3,057,128	0.95% to 1.65%	-%	(12.90)% to (12.23)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	410,441	561.92	230,636,507	1.25%	1.37%	23.42%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,344,763	17.70	23,807,123	1.25%	3.38%	1.72%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	199,737	42.24	8,437,275	1.25%	3.41%	9.60%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	272,905	144.77	39,508,262	1.25%	1.18%	15.46%
VANGUARD FEDERAL MONEY MARKET FUND	15,997,646	1.07	17,150,736	1.25%	5.37%	3.88%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,481,104	7.41	18,392,125	1.25%	6.15%	4.96%
VANGUARD MID-CAP GROWTH INDEX FUND	329,243	47.51	15,642,964	1.25%	1.85%	16.36%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	70,713	155.50	10,995,578	1.25%	3.90%	3.62%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	268,090	54.67	14,656,070	1.25%	1.89%	5.87%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	337,067	117.24	39,516,082	1.25%	1.41%	12.83%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2020 FUND	207,996	41.64	8,660,630	1.25%	2.92%	6.41%
VANGUARD TARGET RETIREMENT 2025 FUND	1,115,215	25.75	28,718,340	1.25%	2.74%	8.06%
VANGUARD TARGET RETIREMENT 2030 FUND	1,093,801	48.56	53,118,797	1.25%	2.90%	9.30%
VANGUARD TARGET RETIREMENT 2035 FUND	1,775,440	31.12	55,243,091	1.25%	2.77%	10.39%
VANGUARD TARGET RETIREMENT 2040 FUND	984,964	55.84	54,998,671	1.25%	2.72%	11.48%
VANGUARD TARGET RETIREMENT 2045 FUND	1,168,242	36.47	42,603,480	1.25%	2.53%	12.49%
VANGUARD TARGET RETIREMENT 2050 FUND	789,345	59.49	46,961,042	1.25%	2.43%	13.21%
VANGUARD TARGET RETIREMENT 2055 FUND	140,103	62.81	8,800,472	1.25%	2.62%	13.21%
VANGUARD TARGET RETIREMENT 2060 FUND	180,289	55.48	10,002,930	1.25%	2.56%	13.20%
VANGUARD TARGET RETIREMENT INCOME FUND	829,489	16.65	13,808,398	1.25%	3.20%	5.38%
VANGUARD TOTAL BOND MARKET INDEX FUND	2,416,169	10.63	25,674,824	1.25%	3.65%	-%
VANGUARD VIF EQUITY INDEX PORTFOLIO	162,154	91.84	14,892,965	1.25%	1.26%	23.29%
VANGUARD VIF GLOBAL BOND INDEX	246,581	18.20 to 20.09	4,864,047	0.95% to 1.65%	2.85%	0.35% to 1.06%
VANGUARD VIF INTERNATIONAL PORTFOLIO	43,566	38.63	1,682,889	1.25%	1.22%	7.66%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	114,575	40.68	4,660,524	1.25%	1.34%	13.66%
VANGUARD VIF REIT INDEX PORTFOLIO	73,575	16.75	1,232,592	1.25%	3.07%	3.40%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	243,939	10.97	2,675,851	1.25%	3.31%	3.59%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	26,569	37.24	989,460	1.25%	0.52%	10.01%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	294,034	11.48	3,374,811	1.25%	2.72%	-%
WILSHIRE VIT GLOBAL ALLOCATION FUND	10,686,140	18.68 to 57.72	454,379,267	0.95% to 1.65%	1.86%	9.18% to 9.93%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,916	38.32	226,737	1.25%	-%	21.65%
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	618,759	20.46 to 62.24	36,267,878	0.95%to1.65%	-%	18.19% to 19.01%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	315,006	11.91	3,751,340	1.25%	4.43%	1.97%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	211,566	248.77 to 266.76	54,983,074	0.95% to 1.65%	0.18%	35.91% to 36.85%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	168,228	19.24	3,236,457	1.25%	2.99%	14.66%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	589,011	15.99 to 17.31	9,951,222	0.95% to 1.65%	1.79%	8.40% to 9.21%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,011	31.12	871,600	1.25%	1.65%	14.79%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	494,739	32.80 to 35.19	16,954,630	0.95% to 1.65%	1.22%	13.81% to 14.59%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,671	24.54	3,697,371	1.25%	2.13%	16.19%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,081,435	28.06 to 30.07	31,738,833	0.95% to 1.65%	1.66%	15.09% to 15.88%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	201,775	9.03	1,812,081	1.25%	6.47%	11.76%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	203,709	08.46 to 09.08	1,809,527	0.95% to 1.65%	6.27%	10.95% to 11.82%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,242,748	18.58 to 49.89	154,881,096	0.95% to 1.65%	1.02%	13.51% to 14.32%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,383,988	191.78 to 211.83	281,003,501	0.95% to 1.65%	1.21%	14.01% to 14.80%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,593,579	2.99	10,738,356	1.25%	1.70%	15.44%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	72,981	35.09 to 36.12	2,598,952	0.95% to 1.65%	-%	6.63% to 7.40%
DFA VA U.S. TARGETED VALUE PORTFOLIO	23,686	33.66	797,314	1.25%	1.53%	18.56%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	119,487	16.72 to 17.87	2,092,113	0.95% to 1.65%	3.16%	7.94% to 9.56%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	52,254	17.83	931,522	1.25%	3.24%	11.02%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,344	19.15	1,691,496	1.25%	2.91%	12.25%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	726,789	19.22 to 20.45	14,514,341	0.95% to 1.65%	2.61%	11.48% to 12.30%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	89,057	19.82	1,765,433	1.25%	2.62%	13.26%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,097	32.66	1,570,624	1.25%	1.80%	15.41%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	909,143	32.91 to 34.90	30,983,733	0.95% to 1.65%	1.76%	14.63% to 15.45%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	15,338	32.41	497,092	1.25%	1.62%	17.47%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	28,186	32.24	908,853	1.25%	1.62%	17.97%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	683,071	32.76 to 34.77	23,159,332	0.95% to 1.65%	1.29%	16.86% to 18.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,737	29.20	430,334	1.25%	1.52%	17.98%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,514	14.01 to 14.84	136,349	0.95% to 1.65%	1.51%	17.20% to 19.10%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	59,978	13.86 to 14.50	852,942	0.95% to 1.65%	1.47%	16.86% to 18.08%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	651	14.41	9,383	1.25%	1.50%	17.92%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,065	13.81 to 14.53	100,258	0.95% to 1.65%	1.20%	16.82% to 18.03%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	164,306	12.96	2,129,528	1.25%	4.13%	6.58%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	298,750	12.80 to 13.31	3,912,260	0.95% to 1.65%	3.49%	6.40% to 6.99%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	691,177	16.83 to 17.74	11,962,086	0.95% to 1.65%	2.43%	10.80% to 11.64%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,736,436	16.70 to 17.67	47,182,897	0.95% to 1.65%	2.20%	12.23% to 12.98%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,281,007	19.31 to 20.44	45,523,414	0.95% to 1.65%	1.87%	13.72% to 14.45%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,402,041	20.97 to 22.06	30,174,231	0.95% to 1.65%	1.46%	15.54% to 16.35%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,124,003	455.28 to 604.41	655,077,432	0.95% to 1.65%	1.25%	23.84% to 24.70%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	226,845	12.34	2,799,681	1.25%	3.56%	4.84%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,588,258	10.82 to 23.63	35,219,299	0.95% to 1.65%	2.46%	4.24% to 4.98%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,718,706	25.51 to 43.54	69,906,930	0.95% to 1.65%	0.79%	18.28% to 19.09%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	870,463	22.73 to 24.08	20,477,518	0.95% to 1.65%	2.25%	9.07% to 9.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	21,814,436	01.02 to 01.05	22,338,299	0.95% to 1.65%	4.52%	3.00% to 4.08%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,370	118.55	399,518	1.25%	0.18%	16.61%
JPMORGAN SMALL CAP VALUE FUND CLASS A	103,328	39.40 to 41.81	4,221,482	0.95% to 1.65%	1.48%	10.95% to 11.70%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	164,429	41.82 to 45.08	7,192,097	0.95% to 1.65%	-%	6.41% to 7.15%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	785,551	64.93 to 70.00	52,759,975	0.95% to 1.65%	1.57%	25.11% to 25.97%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	44,568	21.69	966,622	1.25%	0.76%	17.50%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	171,396	18.23 to 18.82	3,181,223	0.95% to 1.65%	0.94%	12.53% to 13.31%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,774	14.10	574,851	1.25%	1.76%	11.37%
MFS VIT MID CAP VALUE PORTFOLIO SC	352,360	17.17 to 18.36	6,324,039	0.95% to 1.65%	1.50%	10.21% to 11.34%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	112,116	23.14	2,594,578	1.25%	-%	12.99%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	110,284	58.84	6,489,094	1.25%	0.63%	24.87%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	64,839	55.76	3,615,193	1.25%	-%	47.47%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	100,579	36.35	3,656,558	1.25%	1.10%	0.78%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	449,714	52.01	23,388,430	1.25%	2.08%	8.31%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	75,381	22.52	1,697,729	1.25%	2.54%	10.18%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	323,086	121.23	39,167,909	1.25%	-%	43.50%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	164,625	7.73	1,272,720	1.25%	-%	5.75%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	132,282	99.34	13,140,957	1.25%	2.49%	19.86%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	416,949	9.10	3,793,375	1.25%	-%	3.41%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	276,952	13.35	3,697,228	1.25%	3.88%	14.89%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	64,181	67.69	4,344,664	1.25%	2.42%	10.82%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	257,125	13.75	3,534,489	1.25%	0.66%	6.59%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	13,615	14.75	200,786	1.25%	4.27%	1.94%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	207,852	17.21 to 18.97	3,806,441	0.95% to 1.65%	-%	1.18% to 1.83%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	356,263	455.28	162,200,658	1.25%	-%	24.69%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,170,012	17.40	20,354,461	1.25%	1.60%	16.23%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	166,671	38.54	6,423,691	1.25%	3.32%	7.83%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	239,798	125.38	30,065,316	1.25%	3.63%	23.84%
VANGUARD FEDERAL MONEY MARKET FUND	7,102,974	1.03	7,327,813	1.25%	1.42%	4.04%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,070,607	7.06	14,609,892	1.25%	3.77%	10.31%
VANGUARD MID-CAP GROWTH INDEX FUND	350,097	40.83	14,295,810	1.25%	5.73%	22.61%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	68,472	150.07	10,275,310	1.25%	0.43%	10.43%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	230,813	51.64	11,919,862	1.25%	4.13%	23.78%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	272,388	103.91	28,303,935	1.25%	1.90%	16.74%
VANGUARD TARGET RETIREMENT 2020 FUND	220,485	39.13	8,628,056	1.25%	1.69%	11.10%
VANGUARD TARGET RETIREMENT 2025 FUND	1,214,542	23.83	28,938,786	1.25%	2.52%	13.15%
VANGUARD TARGET RETIREMENT 2030 FUND	984,500	44.43	43,746,017	1.25%	2.83%	14.54%
VANGUARD TARGET RETIREMENT 2035 FUND	1,587,480	28.19	44,743,271	1.25%	2.82%	15.72%
VANGUARD TARGET RETIREMENT 2040 FUND	818,934	50.09	41,018,018	1.25%	2.78%	16.90%
VANGUARD TARGET RETIREMENT 2045 FUND	1,025,074	32.42	33,229,164	1.25%	2.70%	18.02%
VANGUARD TARGET RETIREMENT 2050 FUND	681,352	52.55	35,803,692	1.25%	2.57%	18.70%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2055 FUND	97,700	55.48	5,420,238	1.25%	2.54%	18.67%
VANGUARD TARGET RETIREMENT 2060 FUND	129,506	49.01	6,346,982	1.25%	2.76%	18.70%
VANGUARD TARGET RETIREMENT INCOME FUND	861,413	15.80	13,614,360	1.25%	2.78%	9.27%
VANGUARD TOTAL BOND MARKET INDEX FUND	2,194,425	10.63	23,325,009	1.25%	3.03%	4.42%
VANGUARD VIF EQUITY INDEX PORTFOLIO	170,160	74.49	12,675,114	1.25%	3.06%	24.57%
VANGUARD VIF GLOBAL BOND INDEX	215,507	18.11 to 19.98	4,218,955	0.95% to 1.55%	1.43%	4.79% to 5.72%
VANGUARD VIF INTERNATIONAL PORTFOLIO	47,108	35.88	1,690,282	1.25%	1.88%	13.22%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	115,537	35.79	4,135,093	1.25%	1.57%	14.42%
VANGUARD VIF REIT INDEX PORTFOLIO	81,977	16.20	1,327,636	1.25%	1.45%	10.35%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	188,377	10.59	1,994,846	1.25%	2.37%	4.85%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	29,362	33.85	994,022	1.25%	1.75%	18.15%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	285,389	11.48	3,276,317	1.25%	0.40%	4.27%
WILSHIRE VIT GLOBAL ALLOCATION FUND	11,577,132	17.14 to 41.80	448,957,246	0.29% to 1.65%	2.79%	14.53% to 15.34%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,823	31.50	214,935	1.25%	-%	(36.87)%
ALLSPRING VT DISCOVERY FUND	667,897	17.03 to 52.30	32,983,458	0.95% to1.65%	-%	(38.88)% to (38.44)%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	203,671	11.68	2,379,610	1.25%	4.23%	(11.92)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	221,246	183.04 to 194.93	42,145,738	0.95% to 1.65%	0.10%	(31.27)% to (30.79)%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	121,640	16.78	2,041,159	1.25%	3.15%	(16.06)%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	597,410	14.73 to 15.85	9,268,676	0.95% to 1.65%	2.13%	(15.36)% to (14.78)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	30,459	27.11	825,658	1.25%	1.52%	(22.83)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	528,352	28.82 to 30.71	15,843,827	0.95% to 1.65%	1.03%	(23.55)% to (22.99)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,379	21.12	3,175,568	1.25%	2.14%	(9.40)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,131,919	24.38 to 25.95	28,750,070	0.95% to 1.65%	1.65%	(10.17)% to (9.55)%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	196,076	8.08	1,575,103	1.25%	5.23%	(11.40)%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	209,383	7.62 to 8.12	1,666,833	0.95% to 1.65%	5.19%	(12.21)% to (11.35)%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,401,765	17.26 to 43.64	142,582,580	0.95% to 1.65%	0.88%	(18.01)% to (17.44)%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,452,711	168.22 to 184.52	257,679,527	0.95% to 1.65%	0.88%	(14.92)% to (14.33)%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,846,090	2.59	7,371,171	1.25%	1.24%	(16.45)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	77,347	32.88 to 33.63	2,571,460	0.95% to 1.65%	-%	(30.02)% to (29.53)%
DFA VA U.S. TARGETED VALUE PORTFOLIO	24,064	28.39	683,247	1.25%	1.39%	(5.40)%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	154,827	15.49 to 16.31	2,480,488	0.95% to 1.65%	1.85%	(16.69)% to (15.58)%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	49,384	16.06	793,040	1.25%	2.05%	(16.74)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	108,795	17.06	1,856,316	1.25%	1.94%	(17.46)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	717,203	17.24 to 18.21	12,791,540	0.95% to 1.65%	1.73%	(18.02)% to (17.45)%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	80,929	17.5	1,416,180	1.25%	2.03%	(17.92)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	60,862	28.3	1,722,119	1.25%	1.76%	(18.70)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	878,642	28.71 to 30.23	26,018,920	0.95% to 1.65%	1.42%	(19.24)% to (18.67)%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,679	27.59	405,004	1.25%	1.54%	(19.28)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,652	27.33	864,970	1.25%	1.85%	(19.26)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	658,034	27.94 to 29.45	18,956,773	0.95% to 1.65%	1.34%	(20.09)% to (19.25)%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,490	24.75	358,657	1.25%	1.62%	(19.25)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	7,701	11.95 to 12.46	93,526	0.95% to 1.65%	2.78%	(19.85)% to (18.56)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	34,563	11.86 to 12.28	417,177	0.95% to 1.65%	1.28%	(20.08)% to (19.21)%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	568	12.22	6,938	1.25%	0.57%	(19.23)%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,340	11.82 to 12.31	88,508	0.95% to 1.65%	1.53%	(20.08)% to (18.85)%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	228,449	12.16	2,778,132	1.25%	2.26%	(13.14)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	334,852	12.02 to 12.44	4,109,521	0.95% to 1.65%	2.07%	(11.03)% to (10.63)%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	713,843	15.17 to 15.89	11,102,199	0.95% to 1.65%	1.79%	(15.42)% to (14.89)%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,809,378	14.88 to 15.64	42,990,779	0.95% to 1.65%	1.58%	(16.64)% to (16.05)%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,373,821	16.98 to 17.86	41,505,152	0.95% to 1.65%	1.40%	(17.17)% to (16.58)%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,430,351	18.15 to 18.96	26,540,530	0.95% to 1.65%	0.91%	(18.54)% to (17.96)%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,207,284	369.70 to 484.69	565,953,341	0.95% to 1.65%	1.14%	(19.76)% to (19.19)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	83,667	11.77	984,489	1.25%	3.13%	(14.02)%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,601,980	10.47 to 22.51	33,894,200	0.95% to 1.65%	2.02%	(14.60)% to (14.02)%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,851,156	21.44 to 36.56	63,431,859	0.95% to 1.65%	0.77%	(25.92)% to (25.40)%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	890,319	20.84 to 21.93	19,123,052	0.95% to 1.65%	1.06%	(28.87)% to (28.36)%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	14,690,203	0.98 to 01.01	14,484,626	0.95% to 1.65%	3.18%	0.00%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,526	101.66	358,453	1.25%	0.19%	(16.99)%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	830,098	51.90 to 55.57	44,401,509	0.95% to 1.65%	0.49%	(20.03)% to (19.46)%
JPMORGAN SMALL CAP VALUE FUND CLASS A	101,675	35.51 to 37.43	3,727,894	0.95% to 1.65%	0.88%	(15.09)% to (14.47)%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	184,722	39.30 to 42.07	7,571,009	0.95% to 1.65%	-%	(37.05)% to (36.59)%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	43,494	18.46	802,894	1.25%	0.77%	(19.39)%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	155,832	16.20 to 16.61	2,558,606	0.95% to 1.65%	0.38%	(16.58)% to (15.98)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,645	12.66	514,695	1.25%	0.98%	(9.96)%
MFS VIT MID CAP VALUE PORTFOLIO SC	353,832	15.58 to 16.49	5,720,351	0.95% to 1.65%	0.78%	(10.77)% to (9.84)%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	78,855	20.48	1,614,889	1.25%	-%	(30.62)%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	77,594	47.12	3,656,509	1.25%	0.68%	(23.69)%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	68,959	37.81	2,607,296	1.25%	-%	(39.27)%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	95,405	36.07	3,441,008	1.25%	0.44%	(24.32)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	357,442	48.02	17,165,975	1.25%	2.01%	(4.49)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	71,694	20.44	1,465,446	1.25%	1.63%	(27.21)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	–	–	–	–	–	–[1]
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	287,784	84.48	24,312,344	1.25%	-%	(40.90)%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	173,230	7.31	1,266,222	1.25%	1.68%	(21.31)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	114,620	82.88	9,500,117	1.25%	-%	(37.80)%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	419,684	8.80	3,691,982	1.25%	2.22%	(15.38)%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	256,172	11.62	2,976,974	1.25%	2.12%	(16.46)%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	59,204	61.08	3,616,118	1.25%	0.35%	(19.56)%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	225,941	12.90	2,914,630	1.25%	3.29%	(11.70)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,179	14.47	219,645	1.25%	-%	(6.04)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	217,805	17.01 to 18.63	3,925,091	0.95% to 1.65%	-%	(6.69)% to (6.00)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	306,365	365.14	111,865,639	1.25%	1.53%	(19.17)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,072,292	14.97	16,050,528	1.25%	2.68%	(16.37)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	143,520	35.74	5,129,885	1.25%	3.71%	(18.83)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	192,195	101.24	19,458,301	1.25%	1.03%	(27.39)%
VANGUARD FEDERAL MONEY MARKET FUND	2,343,743	0.99	2,329,626	1.25%	1.51%	0.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,841,581	6.40	11,774,494	1.25%	4.96%	(9.99)%
VANGUARD MID-CAP GROWTH INDEX FUND	349,061	33.30	11,624,461	1.25%	0.23%	(31.00)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	59,346	135.90	8,065,233	1.25%	3.25%	(27.12)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	188,440	41.72	7,861,163	1.25%	1.53%	(8.59)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	215,427	89.01	19,175,270	1.25%	1.42%	(18.64)%
VANGUARD TARGET RETIREMENT 2020 FUND	293,732	35.22	10,343,960	1.25%	2.31%	(15.21)%
VANGUARD TARGET RETIREMENT 2025 FUND	1,193,023	21.06	25,126,088	1.25%	2.24%	(16.59)%
VANGUARD TARGET RETIREMENT 2030 FUND	894,698	38.79	34,701,921	1.25%	2.03%	(17.31)%
VANGUARD TARGET RETIREMENT 2035 FUND	1,360,674	24.36	33,147,851	1.25%	2.06%	(17.67)%
VANGUARD TARGET RETIREMENT 2040 FUND	690,015	42.85	29,570,156	1.25%	2.07%	(18.02)%
VANGUARD TARGET RETIREMENT 2045 FUND	885,181	27.47	24,314,596	1.25%	2.13%	(18.39)%
VANGUARD TARGET RETIREMENT 2050 FUND	568,886	44.27	25,187,358	1.25%	2.14%	(18.50)%
VANGUARD TARGET RETIREMENT 2055 FUND	64,584	46.75	3,019,043	1.25%	2.73%	(18.48)%
VANGUARD TARGET RETIREMENT 2060 FUND	77,458	41.29	3,198,082	1.25%	2.67%	(18.48)%
VANGUARD TARGET RETIREMENT INCOME FUND	943,804	14.46	13,649,066	1.25%	2.76%	(13.83)%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,912,180	10.18	19,469,654	1.25%	2.37%	(14.24)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	167,137	59.80	9,994,755	1.25%	1.29%	(19.24)%
VANGUARD VIF GLOBAL BOND INDEX	196,120	17.13 to 19.03	3,650,804	0.95% to 1.65%	2.65%	(14.20)% to (13.57)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	50,637	31.69	1,604,529	1.25%	1.19%	(30.99)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	121,633	31.28	3,805,258	1.25%	1.09%	(19.84)%
VANGUARD VIF REIT INDEX PORTFOLIO	78,792	14.68	1,156,764	1.25%	1.90%	(27.22)%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	153,731	10.10	1,552,735	1.25%	1.52%	(6.91)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	30,102	28.65	862,362	1.25%	0.25%	(26.27)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	318,779	11.01	3,509,796	1.25%	2.11%	(14.32)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,253,216	15.49 to 44.67	413,210,447	0.00% to 1.65%	3.31%	(19.18)% to (17.83)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
T. Rowe Price Government Money's shares were terminated on April 30, 2022.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,675	49.90	333,112	1.25%	-%	2.91%
ALLSPRING VT DISCOVERY FUND	665,646	42.74 to 84.96	53,803,307	0.95% to 1.65%	-%	(6.60%) to (5.94%)
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	161,498	13.26	2,140,663	1.25%	2.09%	(1.63%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	228,205	266.33 to 281.63	62,980,824	0.95% to 1.65%	0.06%	19.71% to 20.55%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	87,356	19.99	1,746,404	1.25%	3.31%	4.33%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	598,551	17.40 to 18.60	10,929,748	0.95% to 1.65%	1.38%	10.64% to 11.44%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	26,686	35.13	937,493	1.25%	1.39%	3.84%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,750	37.70 to 39.88	19,792,246	0.95% to 1.65%	0.67%	2.92% to 3.64%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	136,421	23.31	3,180,345	1.25%	1.92%	50.39%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,172,195	27.14 to 28.69	33,011,830	0.95% to 1.65%	1.31%	25.42% to 26.33%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	191,616	9.12	1,740,876	1.25%	4.52%	3.99%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	191,128	8.68 to 9.16	1,724,015	0.95% to 1.65%	4.41%	3.31% to 4.21%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,559,383	23.55 to 52.86	181,277,963	0.95% to 1.65%	0.71%	24.08% to 24.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,529,516	197.73 to 215.38	317,620,603	0.95% to 1.65%	0.86%	22.15% to 23.01%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,211,249	3.10	6,855,899	1.25%	1.48%	13.55%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	76,336	46.94 to 47.72	3,611,610	0.95% to 1.65%	-%	10.78% to 11.55%
DFA VA U.S. TARGETED VALUE PORTFOLIO	18,599	30.01	558,232	1.25%	1.60%	37.91%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	155,991	18.57 to 19.35	2,965,435	0.95% to 1.65%	1.01%	5.09% to 6.39%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	45,328	19.29	874,230	1.25%	1.69%	8.13%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	115,454	20.67	2,386,926	1.25%	1.18%	9.42%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	723,106	21.03 to 22.06	15,655,912	0.95% to 1.65%	0.89%	8.74% to 9.53%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	68,208	21.32	1,453,941	1.25%	1.46%	10.98%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	52,360	34.81	1,822,776	1.25%	1.07%	14.02%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	851,507	35.55 to 37.17	31,102,883	0.95% to 1.65%	0.85%	13.29% to 14.09%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,378	34.18	491,414	1.25%	1.06%	16.38%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	18,475	33.85	625,409	1.25%	1.00%	16.36%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	618,733	34.83 to 36.47	22,131,065	0.95% to 1.65%	0.73%	15.38% to 16.44%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	11,903	30.65	364,800	1.25%	1.20%	16.36%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	14.91 to 15.30	945	0.95% to 1.65%	1.25%	15.67% to 17.24%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	24,993	14.83 to 15.20	374,252	0.95% to 1.65%	1.86%	15.41% to 16.92%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,853	15.13	28,045	1.25%	2.46%	16.21%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,288	14.79 to 15.17	49,205	0.95% to 1.65%	1.16%	14.19% to 18.24%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	224,354	14.00	3,141,121	1.25%	1.70%	2.04%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	358,877	13.51 to 13.92	4,931,090	0.95% to 1.65%	0.89%	1.73% to 2.58%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	733,642	17.91 to 18.67	13,436,247	0.95% to 1.65%	0.97%	8.06% to 8.86%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,937,919	17.85 to 18.63	53,729,221	0.95% to 1.65%	0.96%	10.39% to 11.16%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,390,164	20.50 to 21.41	50,255,974	0.95% to 1.65%	0.91%	12.58% to 13.40%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,462,255	22.28 to 23.11	33,182,860	0.95% to 1.65%	0.85%	15.74% to 16.54%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,266,069	461.95 to 599.81	736,651,977	0.95% to 1.65%	1.04%	26.18% to 27.05%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	35,291	13.69	483,086	1.25%	2.85%	0.51%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,688,491	12.98 to 26.18	41,684,806	0.95% to 1.65%	1.83%	(2.55%) to (1.84%)[1]
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,820,259	28.94 to 49.01	83,849,783	0.95% to 1.65%	0.33%	17.46% to 18.27%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	905,940	29.30 to 30.61	27,247,492	0.95% to 1.65%	0.96%	36.41% to 37.33%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	209,086	0.98	204,984	1.25%	0.01%	(1.01%)
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,863	122.46	473,051	1.25%	0.29%	15.39%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	886,508	64.90 to 69.00	59,057,447	0.95% to 1.65%	0.73%	27.23% to 28.13%
JPMORGAN SMALL CAP VALUE FUND CLASS A	98,042	41.82 to 43.76	4,214,834	0.95% to 1.65%	0.34%	30.16% to 31.06%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	183,166	62.43 to 66.35	11,873,728	0.95% to 1.65%	-%	(4.34%) to (3.67%)
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	34,957	22.90	800,536	1.25%	1.10%	28.00%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	123,385	19.42 to 19.77	2,417,037	0.95% to 1.65%	0.45%	6.47% to 7.97%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,536	14.06	527,659	1.25%	1.03%	29.35%
MFS VIT MID CAP VALUE PORTFOLIO SC	337,659	17.46 to 18.29	6,074,175	0.95% to 1.65%	0.73%	28.10% to 29.35%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	42,618	29.52	1,258,265	1.25%	-%	0.51%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	53,144	61.75	3,281,428	1.25%	0.29%	22.33%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	58,663	62.26	3,652,646	1.25%	-%	16.16%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	81,959	47.66	3,906,173	1.25%	0.70%	(11.59%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	316,856	50.28	15,930,481	1.25%	1.80%	24.12%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	65,020	28.08	1,825,937	1.25%	1.82%	27.23%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,796,757	0.90 to 1.00	18,042,200	0.95% to 1.65%	0.01%	(2.15%) to (0.99%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	230,692	142.94	32,975,937	1.25%	-%	18.54%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,868	9.29	1,521,916	1.25%	1.28%	(8.29%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	97,293	133.25	12,963,991	1.25%	-%	8.36%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	437,688	10.40	4,551,633	1.25%	1.59%	(1.79%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	241,390	13.91	3,358,635	1.25%	2.03%	10.84%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	51,280	75.93	3,893,970	1.25%	0.39%	23.99%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	224,913	14.61	3,285,961	1.25%	2.57%	1.32%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,327	15.40	236,018	1.25%	-%	(5.81%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,037	18.23 to 19.82	4,828,536	0.95% to 1.65%	-%	(6.56%) to (5.93%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	264,660	451.73	119,555,945	1.25%	1.40%	27.08%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	913,110	17.90	16,344,101	1.25%	3.27%	10.02%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	122,132	44.03	5,376,960	1.25%	2.64%	(0.38%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	156,781	139.43	21,859,121	1.25%	1.19%	11.06%
VANGUARD FEDERAL MONEY MARKET FUND	2,122,978	0.99	2,103,919	1.25%	0.01%	(1.00%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,838,352	7.11	13,074,771	1.25%	4.25%	2.45%
VANGUARD MID-CAP GROWTH INDEX FUND	309,052	48.26	14,915,978	1.25%	0.01%	8.40%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	55,064	186.48	10,268,503	1.25%	2.99%	38.68%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	176,997	45.64	8,078,017	1.25%	1.37%	26.18%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	182,116	109.4	19,923,736	1.25%	1.34%	16.27%
VANGUARD TARGET RETIREMENT 2020 FUND	281,847	41.54	11,707,330	1.25%	2.43%	6.84%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2025 FUND	910,577	25.25	22,995,121	1.25%	2.19%	8.42%
VANGUARD TARGET RETIREMENT 2030 FUND	719,138	46.91	33,731,642	1.25%	2.24%	10.01%
VANGUARD TARGET RETIREMENT 2035 FUND	1,076,013	29.59	31,834,821	1.25%	2.32%	11.58%
VANGUARD TARGET RETIREMENT 2040 FUND	552,700	52.27	28,889,485	1.25%	2.50%	13.14%
VANGUARD TARGET RETIREMENT 2045 FUND	682,817	33.66	22,981,145	1.25%	2.32%	14.72%
VANGUARD TARGET RETIREMENT 2050 FUND	434,793	54.32	23,616,909	1.25%	2.38%	14.99%
VANGUARD TARGET RETIREMENT 2055 FUND	26,422	57.35	1,515,223	1.25%	3.26%	15.02%
VANGUARD TARGET RETIREMENT 2060 FUND	33,215	50.65	1,682,396	1.25%	3.02%	15.01%
VANGUARD TARGET RETIREMENT INCOME FUND	732,980	16.78	12,301,279	1.25%	2.72%	3.90%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,747,196	11.87	20,744,560	1.25%	1.88%	(2.94%)
VANGUARD VIF EQUITY INDEX PORTFOLIO	145,648	74.05	10,785,809	1.25%	1.10%	26.95%
VANGUARD VIF GLOBAL BOND INDEX	184,020	19.82 to 22.09	3,993,929	0.95% to 1.65%	1.65%	(3.08%) to (2.34%)
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,317	45.92	1,943,342	1.25%	0.26%	(2.77%)
VANGUARD VIF MID-CAP INDEX PORTFOLIO	105,356	39.02	4,111,431	1.25%	1.00%	22.82%
VANGUARD VIF REIT INDEX PORTFOLIO	72,205	20.17	1,456,453	1.25%	2.00%	38.53%
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	105,223	10.85	1,141,459	1.25%	1.26%	(1.63%)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	31,343	38.86	1,218,123	1.25%	0.38%	12.80%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	272,235	12.85	3,497,244	1.25%	1.87%	(2.95%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,948,115	23.04 to 44.52	538,477,637	0.29% to 1.65%	1.16%	10.02% to 10.77%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2021 and the return is for the period May 1, 2021 to December 31, 2021.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,434	48.49	311,986	1.25%	-%	62.61%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	97,339	15.50	1,793,326	1.25%	1.99%	(9.42%)
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,179,482	21.64 to 22.71	26,364,310	0.95% to 1.65%	1.45%	6.71% to 7.43%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	223,298	222.48 to 233.63	51,279,575	0.95% to 1.65%	0.19%	49.25% to 50.28%
AMERICAN FUNDS IS INTERNATIONALGROWTH & INCOME FUND	21,566	19.16	413,236	1.25%	2.58%	36.28%[1]
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	565,606	15.70 to 16.69	9,292,038	0.95% to 1.65%	1.41%	4.20% to 4.90%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,956	33.83	505,918	1.25%	0.21%	22.35%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,510	36.63 to 38.48	19,143,995	0.95% to 1.65%	0.04%	21.29% to 22.12%
AMERICAN FUNDS IS U.S. GOVERNMENT/AAA- RATED SECURITIES FUND	63,095	13.48	850,591	1.25%	3.02%	0.91%[1]
BLACKROCK HIGH YIELD VI FUND CLASS I	144,184	8.77	1,259,033	1.25%	4.83%	5.92%
BLACKROCK HIGH YIELD VI FUND CLASS III	170,093	8.40 to 8.79	1,474,923	0.95% to 1.65%	4.69%	4.71% to 6.03%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	3,865,216	19.06 to 42.31	158,004,159	0.95% to 1.65%	0.88%	8.80% to 10.64%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,638,035	161.87 to 175.09	277,368,644	0.95% to 1.65%	1.07%	11.23% to 12.01%
CALVERT VP SRI BALANCED I	1,107,971	2.73	3,021,364	1.25%	2.07%	13.75%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	45,525	42.33 to 42.78	1,936,254	0.95% to 1.65%	-%	40.91% to 41.94%
DFA VA U.S. TARGETED VALUE PORTFOLIO	17,170	21.76	373,547	1.25%	1.63%	2.69%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	118,782	17.63 to 18.28	2,130,292	0.95% to 1.65%	0.99%	11.27% to 12.52%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	13,836	17.84	246,816	1.25%	0.74%	13.63%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	96,624	18.89	1,824,974	1.25%	1.21%	14.55%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	680,052	19.34 to 20.14	13,486,029	0.95% to 1.65%	0.96%	13.76% to 14.56%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	32,506	19.21	624,346	1.25%	1.37%	15.44%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,619	30.53	1,484,346	1.25%	1.05%	16.79%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	779,871	31.38 to 32.58	25,038,822	0.95% to 1.65%	0.84%	16.05% to 16.82%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	10,977	29.37	322,382	1.25%	1.00%	17.81%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	16,650	29.09	484,345	1.25%	1.09%	17.77%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	589,876	30.13 to 31.32	18,173,411	0.95% to 1.65%	0.75%	16.73% to 17.83%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,550	26.34	172,510	1.25%	0.61%	17.80%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	12.89 to 13.05	814	0.95% to 1.65%	1.04%	35.12% to 35.32%[1]
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	2,347	12.85 to 13.01	30,417	0.95% to 1.65%	1.88%	34.84% to 36.41%[1]
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	13	13.02	164	1.25%	0.72%	36.34%[1]
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	2,890	12.82 to 12.97	37,292	0.95% to 1.65%	2.07%	36.53%[1]
FIDELITY VIP FREEDOM INCOME PORTFOLIO	40,600	13.72	556,886	1.25%	1.52%	9.15%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	361,376	13.24 to 13.57	4,852,409	0.95% to 1.65%	0.93%	6.41% to 7.02%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	748,251	16.54 to 17.15	12,627,430	0.95% to 1.65%	0.96%	11.99% to 12.83%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,040,217	16.17 to 16.76	50,171,395	0.95% to 1.65%	0.87%	13.00% to 13.86%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,448,472	18.21 to 18.88	45,539,576	0.95% to 1.65%	0.75%	14.03% to 14.84%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,423,271	19.25 to 19.83	27,801,052	0.95% to 1.65%	0.65%	15.34% to 16.17%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,342,086	366.73 to 472.09	616,441,258	0.00% to 1.65%	1.43%	16.01% to 17.95%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,645,337	13.72 to 26.67	41,475,876	0.95% to 1.65%	2.05%	7.41% to 9.16%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,916,182	26.25 to 41.44	74,884,687	0.95% to 1.65%	0.20%	13.43% to 15.33%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	912,101	21.47 to 22.29	20,028,484	0.95% to 1.65%	1.80%	(8.36%) to (7.66%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	150,636	0.99	149,531	1.25%	0.35%	(1.00%)

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	2,969	106.13	315,112	1.25%	0.08%	17.99%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	903,248	51.01 to 53.85	47,109,953	0.95% to 1.65%	0.71%	23.21% to 24.08%
JPMORGAN SMALL CAP VALUE FUND CLASS A	105,912	32.13 to 33.39	3,485,127	0.95% to 1.65%	0.64%	4.05% to 4.77%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	197,034	65.26 to 68.88	13,299,232	0.95% to 1.65%	-%	69.82% to 71.00%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	23,242	17.89	415,700	1.25%	0.69%	0.96%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	82,021	18.13 to 18.39	1,492,357	0.95% to 1.65%	1.19%	13.67% to 14.79%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	23,908	10.87	259,767	1.25%	1.13%	2.64%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,746	13.63 to 14.14	4,807,534	0.95% to 1.65%	0.95%	1.94% to 2.69%
MFS VIT NEW DISCOVERY PORTFOLIO INITAIL CLASS	4,801	29.37	140,991	1.25%	-%	63.71%[1]
PUTNAM VT SUSTAINABLE LEADERS IA	31,066	50.48	1,568,268	1.25%	0.57%	27.47%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	42,744	53.60	2,291,027	1.25%	-%	32.61%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	64,554	53.91	3,480,081	1.25%	0.44%	16.16%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	247,583	40.51	10,028,398	1.25%	2.26%	0.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	55,518	22.07	1,225,516	1.25%	2.08%	(5.16)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,896,356	00.91 to 01.01	18,359,570	0.95% to 1.65%	0.24%	(2.15%) to (0.98%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	173,926	120.58	20,971,201	1.25%	-%	35.24%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	145,770	10.13	1,477,068	1.25%	1.35%	10.11%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	84,405	122.97	10,379,240	1.25%	-%	55.80%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	368,271	10.59	3,900,310	1.25%	2.35%	4.44%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	215,939	12.55	2,710,599	1.25%	1.55%	7.82%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	39,501	61.24	2,419,153	1.25%	0.42%	11.08%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	154,878	14.42	2,233,257	1.25%	3.00%	4.72%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,831	16.35	209,777	1.25%	7.04%	(6.25%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	232,997	19.51 to 21.07	4,775,622	0.95% to 1.65%	7.68%	(6.92%) to (6.23%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	218,583	355.47	77,699,636	1.25%	1.71%	16.89%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	801,762	16.27	13,041,418	1.25%	2.19%	8.90%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	96,884	44.20	4,282,701	1.25%	2.07%	13.80%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	127,396	125.54	15,992,923	1.25%	1.28%	30.57%
VANGUARD FEDERAL MONEY MARKET FUND	2,250,405	1.00	2,258,046	1.25%	0.27%	(0.99%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,357,736	6.94	9,421,383	1.25%	4.68%	4.05%
VANGUARD MID-CAP GROWTH INDEX FUND	246,849	44.52	10,989,096	1.25%	0.18%	31.75%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	49,440	134.47	6,648,098	1.25%	3.92%	(5.85%)
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	159,694	36.17	5,776,465	1.25%	1.50%	4.51%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	151,961	94.09	14,297,516	1.25%	1.32%	17.63%
VANGUARD TARGET RETIREMENT 2020 FUND	226,286	38.88	8,798,932	1.25%	1.73%	10.64%
VANGUARD TARGET RETIREMENT 2025 FUND	688,949	23.29	16,044,386	1.25%	1.92%	11.92%
VANGUARD TARGET RETIREMENT 2030 FUND	492,185	42.64	20,987,657	1.25%	2.04%	12.68%
VANGUARD TARGET RETIREMENT 2035 FUND	831,328	26.52	22,046,322	1.25%	2.01%	13.38%
VANGUARD TARGET RETIREMENT 2040 FUND	365,365	46.2	16,879,720	1.25%	2.10%	14.05%
VANGUARD TARGET RETIREMENT 2045 FUND	513,915	29.34	15,077,229	1.25%	2.00%	14.88%
VANGUARD TARGET RETIREMENT 2050 FUND	313,981	47.24	14,833,568	1.25%	2.15%	14.94%
VANGUARD TARGET RETIREMENT 2055 FUND	5,062	49.86	252,435	1.25%	5.28%	33.85%[1]
VANGUARD TARGET RETIREMENT 2060 FUND	7,769	44.04	342,168	1.25%	4.02%	33.82%[1]
VANGUARD TARGET RETIREMENT INCOME FUND	507,585	16.15	8,195,412	1.25%	1.76%	8.68%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TOTAL BOND MARKET INDEX FUND	1,325,257	12.23	16,202,729	1.25%	2.19%	6.44%
VANGUARD VIF EQUITY INDEX PORTFOLIO	109,775	58.33	6,402,669	1.25%	1.42%	16.73%
VANGUARD VIF GLOBAL BOND INDEX	118,423	20.39 to 22.62	2,651,051	0.95% to 1.65%	0.82%	(4.41%) to 6.05%
VANGUARD VIF INTERNATIONAL PORTFOLIO	40,012	47.23	1,889,876	1.25%	0.91%	55.62%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	82,446	31.77	2,619,508	1.25%	1.21%	16.59%
VANGUARD VIF REIT INDEX PORTFOLIO	70,516	14.56	1,027,047	1.25%	2.15%	(6.06%)
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND PORTFOLIO	41,135	11.03	453,883	1.25%	-%	3.57%[1]
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	34,321	34.45	1,182,475	1.25%	0.58%	21.65%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	195,950	13.24	2,593,410	1.25%	2.06%	6.26%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	718,861	48.73 to 90.33	61,988,006	0.95% to 1.65%	-%	60.05% to 62.65%
WILSHIRE VIT GLOBAL ALLOCATION FUND	13,698,255	22.09 to 40.19	515,789,959	0.00% to 1.65%	1.75%	10.08% to 11.93%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
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These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2020 and the return is for the period May 1, 2020 to December 31, 2020